UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
April 30, 2022
Semiannual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Value Fund FFEIX FFECX FFEFX FAQIX
Nuveen Large Cap Select Fund FLRAX FLYCX — FLRYX
Nuveen Mid Cap Growth Opportunities Fund FRSLX FMECX FMEFX FISGX
Nuveen Mid Cap Value Fund FASEX FACSX FMVQX FSEIX
Nuveen Small Cap Growth Opportunities Fund FRMPX FMPCX FMPFX FIMPX
Nuveen Small Cap Select Fund EMGRX FHMCX ASEFX ARSTX
Nuveen Small Cap Value Fund FSCAX FSCVX FSCWX FSCCX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports
right to your email!
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If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 7
Fund Performance, Expense Ratios and Holdings Summaries 8
Expense Examples 23
Portfolios of Investments 26
Statement of Assets and Liabilities 52
Statement of Operations 56
Statement of Changes in Net Assets 58
Financial Highlights 62
Notes to Financial Statements 76
Additional Fund Information 91
Glossary of Terms Used in this Report 92
Liquidity Risk Management Program 94

Chair’s Letter
to Shareholders
Dear Shareholders,
Markets have had a turbulent start to 2022. Global economic activity has been deteriorating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
We are now almost four months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty has remained elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago, then made increasingly more aggressive moves of 0.50% in May and 0.75% in June
2022. Additional rate hikes of these larger magnitudes are expected this year, as inflation has lingered at a 40-year high and consumer sentiment indicators are slumping. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chairman of the Board
June 22, 2022

Important Notices

For Shareholders of
Nuveen Dividend Value Fund
Nuveen Large Cap Select Fund
Nuveen Mid Cap Growth Opportunities Fund
Nuveen Mid Cap Value Fund
Nuveen Small Cap Growth Opportunities Fund
Nuveen Small Cap Select Fund
Nuveen Small Cap Value Fund
Portfolio Manager Commentaries in Semiannual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Funds’ October 31, 2021 annual shareholder report.
For current information on your Funds’ investment objectives, portfolio management team and average annual total returns please refer to the Funds’ website at www.nuveen.com.
For changes that occurred to your Funds both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Additional Market Disruption Risk
In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by
Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions.
Additional sanctions may be imposed in the future. Such sanctions may adversely impact, among other things, the Russian economy and various sectors of the global economy, including but not limited to, the financials, energy, metals and mining, engineering and defense sectors. The sanctions and any related boycotts, tariffs, and financial restrictions imposed on Russia’s government, companies and certain individuals may cause a decline in the value and liquidity of Russian securities; weaken the value of the ruble;
downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.
The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on your Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which your Fund invests.
The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund, particularly with respect to Russian exposure.

Important Notices
(continued)

Conversion and Closure of Class C Shares
Class C Shares of Mid Cap Growth Opportunities, Small Cap Growth Opportunities and Small Cap Select will be converted to Class
A Shares of such Fund at the close of business on August 19, 2022.
Effective July 19, 2022, each Fund will stop accepting purchases of its Class C Shares from new investors and existing shareholders, except each Fund will continue to issue Class C Shares upon the exchange of Class C Shares from another Nuveen mutual fund or for purposes of dividend reinvestment.  The Funds reserve the right to modify the extent to which issuance of Class C shares is limited prior to the conversion.  After the close of business on August 19, 2022, all outstanding Class C Shares of each Fund will be converted to Class A Shares of such Fund and Class C Shares will no longer be available after that date.

Risk Considerations

Risk Considerations
Nuveen Dividend Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Large Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. Equity investments, such as those held by the Fund, are subject to market risk, derivatives risk, and common stock risk. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Growth Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Growth Opportunities
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.
Nuveen Small Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Dividend Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.74% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/18/92 (2.62)% 2.00% 7.63% 9.46% 1.00% 0.96%
Class A Shares at maximum Offering
Price 12/18/92 (8.20)% (3.90)% 6.35% 8.81% — —
Russell 1000® Value Index — (3.94)% 1.32% 9.06% 11.17% — —
Lipper Equity Income Funds
Classification Average — (3.11)% 3.08% 9.39% 10.31% — —
Class C Shares 2/01/99 (2.99)% 1.21% 6.83% 8.80% 1.75% 1.71%
Class I Shares 8/02/94 (2.51)% 2.24% 7.90% 9.74% 0.75% 0.71%
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 2/28/13 (2.42)% 2.37% 8.04% 9.66% 0.64% 0.60%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2022
(continued)
Holdings Summaries as of April 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .6%
Repurchase Agreements 0 .5%
Other Assets Less Liabilities (0.1)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Health Care Providers & Services 9.0%
Equity Real Estate Investment
Trusts (REITs) 7.8%
Oil, Gas & Consumable Fuels 7.6%
Capital Markets 7.3%
Banks 6.8%
Hotels, Restaurants & Leisure 5.3%
Electric Utilities 5.0%
Biotechnology 4.1%
Food & Staples Retailing 3.9%
IT Services 3.6%
Insurance 2.8%
Semiconductors &
Semiconductor Equipment 2.6%
Electrical Equipment 2.5%
Machinery 2.4%
Beverages 2.4%
Pharmaceuticals 2.0%
Health Care Equipment &
Supplies 1.9%
Consumer Finance 1.9%
Aerospace & Defense 1.9%
Communications Equipment 1.8%
Other 17.0%
Repurchase Agreements 0.5%
Other Assets Less Liabilities (0.1)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
UnitedHealth Group Inc 2.9%
Walmart Inc 2.9%
Morgan Stanley 2.5%
Pioneer Natural Resources Co 2.5%
AbbVie Inc 2.4%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Large Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.80% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 1/31/03 (10.70)% (4.19)% 11.58% 12.49% 1.29% 1.05%
Class A Shares at maximum Offering
Price 1/31/03 (15.84)% (9.70)% 10.27% 11.83% — —
S&P 500® Index — (9.65)% 0.21% 13.66% 13.67% — —
Lipper Large-Cap Core Funds
Classification Average — (10.82)% (1.86)% 12.58% 12.44% — —
Class C Shares 1/31/03 (11.05)% (4.92)% 10.74% 11.83% 2.04% 1.80%
Class I Shares 1/31/03 (10.58)% (3.95)% 11.86% 12.78% 1.04% 0.80%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2022
(continued)
Holdings Summaries as of April 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Repurchase Agreements 0 .4%
Other Assets Less Liabilities (0.2)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 10.0%
IT Services 7.9%
Health Care Providers & Services 7.2%
Capital Markets 7.0%
Semiconductors &
Semiconductor Equipment 5.6%
Oil, Gas & Consumable Fuels 4.2%
Technology Hardware, Storage
& Peripherals 4.1%
Biotechnology 4.0%
Interactive Media & Services 3.9%
Hotels, Restaurants & Leisure 3.6%
Food & Staples Retailing 3.2%
Banks 2.9%
Electric Utilities 2.7%
Internet & Direct Marketing
Retail 2.6%
Life Sciences Tools & Services 2.6%
Automobiles 2.6%
Aerospace & Defense 2.4%
Beverages 2.4%
Containers & Packaging 2.2%
Electrical Equipment 2.0%
Other 16.7%
Repurchase Agreements 0.4%
Other Assets Less Liabilities (0.2)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 7.5%
Apple Inc 4.1%
Alphabet Inc 3.9%
Mastercard Inc., Class A 3.4%
Visa Inc 2.8%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  All outstanding Class C Shares will be converted to Class A Shares after the close of business on August 19, 2022. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as de-
scribed in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 1/09/95 (31.35)% (24.55)% 9.55% 9.55% 1.20% 1.17%
Class A Shares at maximum Offering
Price 1/09/95 (35.29)% (28.90)% 8.26% 8.90% — —
Russell Midcap® Growth Index — (25.44)% (16.73)% 12.06% 12.17% — —
Lipper Mid-Cap Growth Funds
Classification Average — (26.18)% (19.46)% 11.84% 11.57% — —
Class C Shares 9/24/01 (31.67)% (25.17)% 8.71% 8.90% 1.96% 1.92%
Class I Shares 12/28/89 (31.28)% (24.38)% 9.82% 9.82% 0.95% 0.92%
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 2/28/13 (31.26)% (24.30)% 9.94% 10.48% 0.86% 0.83%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2022
(continued)
Holdings Summaries as of April 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .1%
Repurchase Agreements 1 .1%
Other Assets Less Liabilities (0.2)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 18.0%
Health Care Equipment &
Supplies 6.2%
Life Sciences Tools & Services 6.1%
Oil, Gas & Consumable Fuels 5.4%
Aerospace & Defense 4.6%
Hotels, Restaurants & Leisure 4.3%
Specialty Retail 4.0%
Semiconductors &
Semiconductor Equipment 3.8%
Biotechnology 3.8%
Machinery 3.7%
Capital Markets 3.5%
Food Products 3.2%
Communications Equipment 3.1%
Textiles, Apparel & Luxury
Goods 3.0%
IT Services 2.9%
Professional Services 2.3%
Airlines 2.3%
Commercial Services & Supplies 2.2%
Electronic Equipment,
Instruments & Components 2.2%
Interactive Media & Services 1.9%
Other 12.6%
Repurchase Agreements 1.1%
Other Assets Less Liabilities (0.2)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Palo Alto Networks Inc 2.8%
Horizon Therapeutics Plc 2.8%
Dexcom Inc 2.5%
Ulta Beauty Inc 2.3%
Verisk Analytics Inc 2.3%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Mid Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/22/87 (2.33)% 4.61% 10.25% 11.29% 1.28% 1.16%
Class A Shares at maximum Offering
Price 12/22/87 (7.95)% (1.40)% 8.95% 10.63% — —
Russell Midcap® Value Index — (4.84)% —% 8.61% 11.40% — —
Lipper Mid-Cap Value Funds
Classification Average — (2.51)% 1.21% 8.19% 10.32% — —
Class C Shares 2/01/99 (2.70)% 3.83% 9.42% 10.62% 2.03% 1.91%
Class I Shares 2/04/94 (2.22)% 4.87% 10.52% 11.57% 1.03% 0.91%
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-month 1-Year
Since
Inception Gross Net
Class R6 Shares 6/20/18 (2.16)% 5.03% 8.97% 0.87% 0.75%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2022
(continued)
Holdings Summaries as of April 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 98 .3%
Repurchase Agreements 2 .2%
Other Assets Less Liabilities (0.5)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Equity Real Estate Investment
Trusts (REITs) 11.3%
Oil, Gas & Consumable Fuels 7.7%
Machinery 5.3%
Banks 5.2%
Electric Utilities 4.4%
Multi-Utilities 4.3%
Health Care Providers & Services 3.6%
Capital Markets 3.3%
Chemicals 3.2%
Insurance 3.1%
Semiconductors &
Semiconductor Equipment 2.9%
Hotels, Restaurants & Leisure 2.8%
Building Products 2.7%
Containers & Packaging 2.7%
Specialty Retail 2.5%
Software 2.4%
Health Care Equipment &
Supplies 2.2%
Metals & Mining 2.1%
Household Durables 1.8%
Other 24.8%
Repurchase Agreements 2.2%
Other Assets Less Liabilities (0.5)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Devon Energy Corp 2.2%
Pioneer Natural Resources Co 2.2%
CenterPoint Energy Inc 2.2%
Ameren Corp 2.1%
Steel Dynamics Inc 2.1%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Small Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  All outstanding Class C Shares will be converted to Class A Shares after the close of business on August 19, 2022. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as de-
scribed in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 8/01/95 (26.38)% (23.26)% 10.99% 11.04% 1.33% 1.21%
Class A Shares at maximum Offering
Price 8/01/95 (30.61)% (27.67)% 9.68% 10.39% — —
Russell 2000® Growth Index — (26.77)% (26.44)% 7.08% 9.95% — —
Lipper Small-Cap Growth Funds
Classification Average — (24.04)% (21.05)% 10.27% 10.80% — —
Class C Shares 9/24/01 (26.64)% (23.85)% 10.16% 10.38% 2.08% 1.96%
Class I Shares 8/01/95 (26.27)% (23.06)% 11.27% 11.32% 1.08% 0.96%
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 6/30/16 (26.22)% (22.93)% 11.49% 13.87% 0.93% 0.81%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2022
(continued)
Holdings Summaries as of April 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 97 .2%
Repurchase Agreements 2 .2%
Other Assets Less Liabilities 0.6%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 13.0%
Health Care Providers & Services 8.6%
Health Care Equipment &
Supplies 6.2%
Semiconductors &
Semiconductor Equipment 6.0%
Machinery 5.1%
Biotechnology 3.9%
Hotels, Restaurants & Leisure 3.9%
Professional Services 3.3%
Commercial Services & Supplies 3.3%
Textiles, Apparel & Luxury
Goods 3.1%
Health Care Technology 3.0%
Equity Real Estate Investment
Trusts (REITs) 2.8%
Pharmaceuticals 2.7%
Banks 2.4%
Oil, Gas & Consumable Fuels 2.4%
Chemicals 2.3%
Household Durables 2.0%
Electrical Equipment 1.9%
Energy Equipment & Services 1.7%
Other 19.6%
Repurchase Agreements 2.2%
Other Assets Less Liabilities 0.6%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Matador Resources Co 2.4%
Silicon Laboratories Inc 2.3%
Pacira BioSciences Inc 2.1%
ASGN Inc 2.0%
Tetra Tech Inc 2.0%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Small Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  All outstanding Class C Shares will be converted to Class A Shares after the close of business on August 19, 2022. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as de-
scribed in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 5/06/92 (17.74)% (14.20)% 8.48% 9.96% 1.39% 1.24%
Class A Shares at maximum Offering
Price 5/06/92 (22.50)% (19.17)% 7.19% 9.31% — —
Russell 2000® Index — (18.38)% (16.87)% 7.24% 10.06% — —
Lipper Small-Cap Core Funds
Classification Average — (10.94)% (8.58)% 7.17% 9.64% — —
Class C Shares 9/24/01 (18.17)% (14.93)% 7.62% 9.30% 2.14% 1.99%
Class I Shares 5/06/92 (17.63)% (14.03)% 8.73% 10.23% 1.14% 0.99%
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-month 1-Year
Since
Inception Gross Net
Class R6 Shares 2/28/18 (17.57)% (13.86)% 8.44% 1.03% 0.87%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2022
(continued)
Holdings Summaries as of April 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .1%
Repurchase Agreements 0 .8%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 10.7%
Health Care Providers & Services 7.9%
Oil, Gas & Consumable Fuels 6.8%
Software 6.4%
Equity Real Estate Investment
Trusts (REITs) 5.8%
Machinery 4.7%
Health Care Equipment &
Supplies 4.6%
Hotels, Restaurants & Leisure 4.5%
Semiconductors &
Semiconductor Equipment 3.6%
Trading Companies &
Distributors 3.4%
Professional Services 3.2%
Capital Markets 2.6%
Personal Products 2.2%
IT Services 2.0%
Pharmaceuticals 1.9%
Biotechnology 1.9%
Multi-Utilities 1.8%
Textiles, Apparel & Luxury
Goods 1.7%
Chemicals 1.7%
Electrical Equipment 1.6%
Other 20.1%
Repurchase Agreements 0.8%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
PDC Energy Inc 2.0%
Northern Oil and Gas Inc 2.0%
Wintrust Financial Corp 1.9%
Applied Industrial Technologies
Inc 1.8%
Black Hills Corp 1.8%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Small Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 8/01/94 (6.07)% (2.35)% 3.17% 8.84% 1.25% 1.20%
Class A Shares at maximum Offering
Price 8/01/94 (11.47)% (7.95)% 1.96% 8.20% — —
Russell 2000® Value Index — (9.50)% (6.59)% 6.75% 9.81% — —
Lipper Small-Cap Value Funds
Classification Average — (5.44)% (2.25)% 7.23% 9.54% — —
Class C Shares 2/01/99 (6.44)% (3.13)% 2.40% 8.19% 2.00% 1.95%
Class I Shares 8/01/94 (5.97)% (2.14)% 3.43% 9.11% 1.00% 0.95%
Total Returns as of
April 30, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 6/30/16 (5.90)% (2.02)% 3.60% 6.61% 0.85% 0.81%

Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2022
(continued)
Holdings Summaries as of April 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .1%
Repurchase Agreements 1 .1%
Other Assets Less Liabilities (0.2)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 14.3%
Oil, Gas & Consumable Fuels 9.6%
Equity Real Estate Investment
Trusts (REITs) 9.0%
Chemicals 4.0%
Commercial Services & Supplies 3.7%
Insurance 3.2%
Gas Utilities 3.2%
Hotels, Restaurants & Leisure 3.1%
Electronic Equipment,
Instruments & Components 2.9%
Health Care Providers & Services 2.8%
Health Care Equipment &
Supplies 2.5%
Thrifts & Mortgage Finance 2.2%
Capital Markets 2.2%
Air Freight & Logistics 1.9%
Specialty Retail 1.8%
Trading Companies &
Distributors 1.8%
Building Products 1.8%
Multi-Utilities 1.7%
Software 1.7%
Leisure Products 1.7%
Other 24.0%
Repurchase Agreements 1.1%
Other Assets Less Liabilities (0.2)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
CNX Resources Corp 2.3%
Brigham Minerals Inc 1.9%
Air Transport Services Group Inc 1.9%
Spire Inc 1.8%
Matador Resources Co 1.8%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2022.
The beginning of the period is November 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $973.80 $970.10 $975.76 $974.85
Expenses Incurred During the Period $4.70 $8.35 $2.94 $3.48
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.03 $1,016.31 $1,021.82 $1,021.27
Expenses Incurred During the Period $4.81 $8.55 $3.01 $3.56
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.60% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Large Cap Select Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $892.97 $889.54 $894.16
Expenses Incurred During the Period $4.93 $8.43 $3.76
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.59 $1,015.87 $1,020.83
Expenses Incurred During the Period $5.26 $9.00 $4.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.05%, 1.80% and 0.80% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Mid Cap Growth Opportunities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $686.47 $683.27 $687.44 $687.20
Expenses Incurred During the Period $4.89 $8.01 $3.39 $3.85
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.99 $1,015.27 $1,020.78 $1,020.23
Expenses Incurred During the Period $5.86 $9.59 $4.06 $4.61
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.17%, 1.92%, 0.81% and 0.92% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Mid Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $976.69 $972.95 $978.40 $977.76
Expenses Incurred During the Period $5.69 $9.34 $3.88 $4.46
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.04 $1,015.32 $1,020.88 $1,020.28
Expenses Incurred During the Period $5.81 $9.54 $3.96 $4.56
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.16%, 1.91%, 0.79% and 0.91% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Small Cap Growth Opportunities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $736.24 $733.65 $737.80 $737.32
Expenses Incurred During the Period $5.21 $8.43 $3.40 $4.14
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.79 $1,015.08 $1,020.88 $1,020.03
Expenses Incurred During the Period $6.06 $9.79 $3.96 $4.81
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.21%, 1.96%, 0.79% and 0.96% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Small Cap Select Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $822.60 $818.28 $824.34 $823.66
Expenses Incurred During the Period $5.60 $8.97 $3.84 $4.48
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.65 $1,014.93 $1,020.58 $1,019.89
Expenses Incurred During the Period $6.21 $9.94 $4.26 $4.96
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.24%, 1.99%, 0.85% and 0.99% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Small Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $939.31 $935.57 $940.96 $940.31
Expenses Incurred During the Period $5.77 $9.36 $3.95 $4.57
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.84 $1,015.12 $1,020.73 $1,020.08
Expenses Incurred During the Period $6.01 $9.74 $4.11 $4.76
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.20%, 1.95%, 0.82% and 0.95% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Dividend Value Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
X
3,518,549,555 COMMON STOCKS - 99.6%
X 3,518,549,555
Aerospace & Defense - 1.9%
697,375 Raytheon Technologies Corp $ 66,187,861
Air Freight & Logistics - 0.9%
171,191 United Parcel Service Inc, Class B 30,810,956
Banks - 6.8%
2,144,911 Bank of America Corp 76,530,425
2,698,688 Huntington Bancshares Inc/OH 35,487,747
731,781 Truist Financial Corp 35,381,611
310,560 Webster Financial Corp 15,524,894
1,754,916 Wells Fargo & Co 76,566,985
Total Banks 239,491,662
Beverages - 2.4%
182,453 Constellation Brands Inc, Class A 44,899,859
1,043,851 Keurig Dr Pepper Inc 39,040,027
Total Beverages 83,939,886
Biotechnology - 4.1%
576,403 AbbVie Inc 84,662,073
1,041,627 Gilead Sciences Inc 61,810,146
Total Biotechnology 146,472,219
Building Products - 1.1%
643,039 Johnson Controls International plc 38,498,745
Capital Markets - 7.3%
836,406 Bank of New York Mellon Corp/The 35,179,236
1,265,279 Charles Schwab Corp 83,925,956
275,919 LPL Financial Holdings Inc 51,836,903
1,091,761 Morgan Stanley 87,985,019
Total Capital Markets 258,927,114
Chemicals - 1.2%
656,223 DuPont de Nemours Inc 43,264,782
Commercial Services & Supplies - 1.1%
235,528 Waste Management Inc 38,730,224
Communications Equipment - 1.8%
1,330,542 Cisco Systems Inc 65,169,947
Consumer Finance - 1.9%
250,387 American Express Co 43,745,113
208,094 Discover Financial Services 23,402,251
Total Consumer Finance 67,147,364
Containers & Packaging - 1.1%
361,491 Crown Holdings Inc 39,778,470

Shares Description (1) Value
Diversified Financial Services - 1.2%
670,726 Voya Financial Inc $ 42,349,640
Electric Utilities - 5.0%
737,450 Alliant Energy Corp 43,369,434
520,969 American Electric Power Co Inc 51,633,238
536,841 NextEra Energy Inc 38,126,448
605,264 Xcel Energy Inc 44,341,641
Total Electric Utilities 177,470,761
Electrical Equipment - 2.5%
321,574 Eaton Corp PLC 46,634,662
205,729 Hubbell Inc 40,191,217
Total Electrical Equipment 86,825,879
Equity Real Estate Investment Trusts (REITs) - 7.8%
1,245,119 American Homes 4 Rent, Class A 49,319,163
328,259 Crown Castle International Corp 60,796,849
266,344 Extra Space Storage Inc 50,605,360
614,005 Kimco Realty Corp 15,552,747
172,985 Mid-America Apartment Communities Inc 34,022,690
410,816 Prologis Inc 65,849,697
Total Equity Real Estate Investment Trusts (REITs) 276,146,506
Food & Staples Retailing - 3.9%
423,232 Sysco Corp 36,177,871
657,034 Walmart Inc 100,519,632
Total Food & Staples Retailing 136,697,503
Health Care Equipment & Supplies - 1.9%
592,664 Abbott Laboratories 67,267,364
Health Care Providers & Services - 9.0%
136,852 Anthem Inc 68,690,124
604,953 Cardinal Health Inc 35,117,522
257,630 Cigna Corp 63,577,931
101,594 Humana Inc 45,164,629
204,305 UnitedHealth Group Inc 103,899,308
Total Health Care Providers & Services 316,449,514
Hotels, Restaurants & Leisure - 5.3%
338,985 McDonald's Corp 84,461,503
509,554 Travel + Leisure Co 28,270,056
326,799 Wyndham Hotels & Resorts Inc 28,745,240
386,459 Yum! Brands Inc 45,219,567
Total Hotels, Restaurants & Leisure 186,696,366
Household Durables - 1.3%
1,945,426 Newell Brands Inc 45,036,612
Independent Power and Renewable Electricity Producers - 0.7%
651,827 Brookfield Renewable Corp, Class A 23,400,589
Insurance - 2.8%
149,393 Everest Re Group Ltd 41,039,751
349,887 Marsh & McLennan Cos Inc 56,576,728
Total Insurance 97,616,479

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
IT Services - 3.6%
621,945 Fidelity National Information Services Inc $ 61,665,847
314,425 Visa Inc, Class A 67,013,400
Total IT Services 128,679,247
Life Sciences Tools & Services - 1.6%
227,356 Danaher Corp 57,095,912
Machinery - 2.4%
203,611 Parker-Hannifin Corp 55,141,931
343,213 Westinghouse Air Brake Technologies Corp 30,858,281
Total Machinery 86,000,212
Multiline Retail - 1.4%
209,206 Target Corp 47,834,952
Multi-Utilities - 1.6%
581,118 WEC Energy Group Inc 58,140,856
Oil, Gas & Consumable Fuels - 7.6%
662,279 ConocoPhillips 63,260,890
813,349 Devon Energy Corp 47,312,511
439,120 EQT Corp 17,455,020
374,487 Pioneer Natural Resources Co 87,056,993
463,981 Valero Energy Corp 51,724,602
Total Oil, Gas & Consumable Fuels 266,810,016
Pharmaceuticals - 2.0%
1,080,630 AstraZeneca PLC, Sponsored ADR 71,753,832
Semiconductors & Semiconductor Equipment - 2.6%
226,966 Applied Materials Inc 25,045,698
71,835 Broadcom Inc 39,824,606
205,542 QUALCOMM Inc 28,712,162
Total Semiconductors & Semiconductor Equipment 93,582,466
Software - 1.0%
1,408,889 NortonLifeLock Inc 35,278,581
Specialty Retail - 1.0%
171,249 Advance Auto Parts Inc 34,186,438
Tobacco - 1.8%
648,106 Philip Morris International Inc 64,810,600
Total Long-Term Investments (cost $3,094,254,537) 3,518,549,555
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.5%
X 16,274,663 REPURCHASE AGREEMENTS - 0.5%
X 16,274,663
$ 16,275 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price
$16,274,663, collateralized $19,311,200 U.S. Treasury
Bonds, 2.250%, due 8/15/46, value $16,600,203
0.000% 5/02/22 $ 16,274,663
Total Short-Term Investments (cost $16,274,663) 16,274,663
Total Investments (cost $ 3,110,529,200 ) - 100 .1% 3,534,824,218
Other Assets Less Liabilities - (0.1)% (3,707,525)
Net Assets - 100% $ 3,531,116,693

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen Large Cap Select Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X 39,707,356 COMMON STOCKS - 99.8%
X 39,707,356
Aerospace & Defense - 2.4%
2,932 Curtiss-Wright Corp $ 419,012
5,796 Raytheon Technologies Corp 550,098
Total Aerospace & Defense 969,110
Airlines - 1.0%
21,214 American Airlines Group Inc (2) 398,187
Automobiles - 2.6%
1,182 Tesla Inc (2) 1,029,238
Banks - 2.9%
827 SVB Financial Group (2) 403,278
17,462 Wells Fargo & Co 761,867
Total Banks 1,165,145
Beverages - 2.4%
1,933 Constellation Brands Inc , Class A 475,692
5,682 Monster Beverage Corp (2) 486,834
Total Beverages 962,526
Biotechnology - 4.0%
5,711 AbbVie Inc 838,832
1,926 United Therapeutics Corp (2) 341,981
1,429 Vertex Pharmaceuticals Inc (2) 390,431
Total Biotechnology 1,571,244
Building Products - 1.0%
6,480 Johnson Controls International plc 387,958
Capital Markets - 7.0%
1,842 Ameriprise Financial Inc 489,033
12,824 Charles Schwab Corp 850,616
4,189 LPL Financial Holdings Inc 786,987
8,346 Morgan Stanley 672,604
Total Capital Markets 2,799,240
Chemicals - 1.2%
7,123 DuPont de Nemours Inc 469,619
Commercial Services & Supplies - 1.0%
2,396 Waste Management Inc 393,998
Communications Equipment - 1.2%
8,779 Ciena Corp (2) 484,337
Containers & Packaging - 2.2%
4,103 Crown Holdings Inc 451,494
6,508 Sealed Air Corp 417,879
Total Containers & Packaging 869,373
Electric Utilities - 2.7%
14,445 Xcel Energy Inc 1,058,241

Shares Description (1) Value
Electrical Equipment - 2.0%
2,769 Eaton Corp PLC $ 401,560
2,115 Hubbell Inc 413,187
Total Electrical Equipment 814,747
Equity Real Estate Investment Trusts (REITs) - 1.0%
7,956 Apartment Income REIT Corp 391,197
Food & Staples Retailing - 3.2%
8,179 Performance Food Group Co (2) 402,816
5,751 Walmart Inc 879,845
Total Food & Staples Retailing 1,282,661
Health Care Equipment & Supplies - 1.3%
4,626 Abbott Laboratories 525,051
Health Care Providers & Services - 7.2%
1,074 Anthem Inc 539,073
5,615 Centene Corp (2) 452,288
2,077 Cigna Corp 512,562
1,124 Humana Inc 499,686
1,657 UnitedHealth Group Inc 842,667
Total Health Care Providers & Services 2,846,276
Hotels, Restaurants & Leisure - 3.6%
2,262 Expedia Group Inc (2) 395,284
2,923 McDonald's Corp 728,295
3,745 Travel + Leisure Co 207,773
1,230 Wyndham Hotels & Resorts Inc 108,191
Total Hotels, Restaurants & Leisure 1,439,543
Household Durables - 1.1%
19,568 Newell Brands Inc 452,999
Interactive Media & Services - 3.9%
677 Alphabet Inc , Class C (2) 1,556,646
Internet & Direct Marketing Retail - 2.6%
424 Amazon.com Inc (2) 1,053,907
IT Services - 7.9%
7,040 Fiserv Inc (2) 689,357
3,715 Mastercard Inc., Class A 1,349,957
5,132 Visa Inc , Class A 1,093,783
Total IT Services 3,133,097
Life Sciences Tools & Services - 2.6%
2,298 Danaher Corp 577,097
2,085 IQVIA Holdings Inc (2) 454,509
Total Life Sciences Tools & Services 1,031,606
Machinery - 1.9%
1,575 Parker-Hannifin Corp 426,542
3,489 Westinghouse Air Brake Technologies Corp 313,696
Total Machinery 740,238
Multiline Retail - 1.4%
2,459 Target Corp 562,250

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 4.2%
4,782 Antero Resources Corp (2) $ 168,326
2,396 ConocoPhillips 228,866
3,181 Diamondback Energy Inc 401,538
3,679 Pioneer Natural Resources Co 855,257
Total Oil, Gas & Consumable Fuels 1,653,987
Pharmaceuticals - 1.4%
8,172 AstraZeneca PLC, Sponsored ADR 542,621
Semiconductors & Semiconductor Equipment - 5.6%
3,066 Advanced Micro Devices Inc (2) 262,204
1,354 Broadcom Inc 750,644
902 Lam Research Corp 420,116
4,413 Marvell Technology Inc 256,307
3,843 QUALCOMM Inc 536,829
Total Semiconductors & Semiconductor Equipment 2,226,100
Software - 10.0%
10,683 Microsoft Corp 2,964,746
2,990 Salesforce Inc (2) 526,061
992 ServiceNow Inc (2) 474,275
Total Software 3,965,082
Technology Hardware, Storage & Peripherals - 4.1%
10,396 Apple Inc 1,638,929
Textiles, Apparel & Luxury Goods - 1.0%
28,154 Under Armour Inc , Class C (2) 399,505
Tobacco - 1.5%
5,986 Philip Morris International Inc 598,600
Trading Companies & Distributors - 0.7%
2,386 WESCO International Inc (2) 294,098
Total Long-Term Investments (cost $34,790,908) 39,707,356
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.4%
X 139,617 REPURCHASE AGREEMENTS - 0.4%
X 139,617
$ 140 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price $139,617,
collateralized $165,700 U.S. Treasury Bonds, 2.250%, due
8/15/46, value $142,438
0.000% 5/02/22 $ 139,617
Total Short-Term Investments (cost $139,617) 139,617
Total Investments (cost $34,930,525 ) - 100.2% 39,846,973
Other Assets Less Liabilities - (0.2)% (63,679)
Net Assets - 100% $ 39,783,294
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.1%
X 275,598,671 COMMON STOCKS - 99.1%
X 275,598,671
Aerospace & Defense - 4.6%
40,244 Axon Enterprise Inc (2) $ 4,515,377
44,792 HEICO Corp, Class A 5,224,539
13,724 L3Harris Technologies Inc 3,187,536
Total Aerospace & Defense 12,927,452
Airlines - 2.3%
148,986 Delta Air Lines Inc (2) 6,410,868
Auto Components - 1.6%
40,669 Aptiv PLC (2) 4,327,182
Banks - 1.1%
12,218 Signature Bank/New York NY 2,959,811
Beverages - 1.6%
53,230 Monster Beverage Corp (2) 4,560,746
Biotechnology - 3.8%
77,562 Horizon Therapeutics Plc (2) 7,644,511
15,774 United Therapeutics Corp (2) 2,800,831
Total Biotechnology 10,445,342
Capital Markets - 3.5%
18,770 LPL Financial Holdings Inc 3,526,320
14,961 MSCI Inc 6,302,321
Total Capital Markets 9,828,641
Chemicals - 1.1%
64,506 Avient Corp 3,176,275
Commercial Services & Supplies - 2.2%
44,563 Waste Connections Inc 6,148,357
Communications Equipment - 3.1%
41,152 Arista Networks Inc (2) 4,755,937
71,925 Ciena Corp (2) 3,968,102
Total Communications Equipment 8,724,039
Containers & Packaging - 1.4%
36,201 Crown Holdings Inc 3,983,558
Electrical Equipment - 1.5%
18,461 Generac Holdings Inc (2) 4,049,974
Electronic Equipment, Instruments & Components - 2.2%
89,947 Cognex Corp 6,083,116
Food Products - 3.2%
32,335 Freshpet Inc (2) 3,018,472
25,576 Hershey Co/The 5,774,294
Total Food Products 8,792,766

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
Health Care Equipment & Supplies - 6.2%
5,719 Align Technology Inc (2) $ 1,657,995
16,764 Dexcom Inc (2) 6,849,435
23,893 Insulet Corp (2) 5,710,188
16,801 Penumbra Inc (2) 2,899,181
Total Health Care Equipment & Supplies 17,116,799
Health Care Technology - 1.8%
28,290 Veeva Systems Inc , Class A (2) 5,147,366
Hotels, Restaurants & Leisure - 4.3%
58,054 Caesars Entertainment Inc (2) 3,847,819
35,347 Darden Restaurants Inc 4,656,260
88,041 Six Flags Entertainment Corp (2) 3,369,329
Total Hotels, Restaurants & Leisure 11,873,408
Interactive Media & Services - 1.9%
65,193 Match Group Inc (2) 5,160,026
IT Services - 2.9%
112,698 BigCommerce Holdings Inc (2) 2,013,913
7,159 MongoDB Inc (2) 2,540,944
28,968 Okta Inc (2) 3,456,172
Total IT Services 8,011,029
Leisure Products - 1.3%
74,503 YETI Holdings Inc (2) 3,640,962
Life Sciences Tools & Services - 6.1%
8,308 Bio- Techne Corp 3,154,464
16,411 Charles River Laboratories International Inc (2) 3,963,421
28,036 IQVIA Holdings Inc (2) 6,111,568
23,324 Repligen Corp (2) 3,667,466
Total Life Sciences Tools & Services 16,896,919
Machinery - 3.7%
25,881 Chart Industries Inc (2) 4,369,231
73,502 Donaldson Co Inc 3,604,538
34,276 Enovis Corp (2) 2,223,484
Total Machinery 10,197,253
Metals & Mining - 0.4%
28,577 MP Materials Corp (2) 1,087,069
Oil, Gas & Consumable Fuels - 5.4%
96,183 Antero Resources Corp (2) 3,385,642
42,951 Cheniere Energy Inc 5,833,175
25,188 Pioneer Natural Resources Co 5,855,454
Total Oil, Gas & Consumable Fuels 15,074,271
Professional Services - 2.3%
31,481 Verisk Analytics Inc 6,423,698
Semiconductors & Semiconductor Equipment - 3.8%
86,825 Microchip Technology Inc 5,660,990
12,756 Monolithic Power Systems Inc 5,003,413
Total Semiconductors & Semiconductor Equipment 10,664,403

Shares Description (1) Value
Software - 18.0%
38,249 Avalara Inc (2) $ 2,909,601
20,253 Bill.com Holdings Inc (2) 3,457,390
31,254 Coupa Software Inc (2) 2,697,220
21,184 CyberArk Software Ltd (2) 3,328,854
37,909 Datadog Inc , Class A (2) 4,578,649
39,100 Elastic NV (2) 2,977,074
135,489 Jamf Holding Corp (2) 4,173,061
13,784 Palo Alto Networks Inc (2) 7,736,683
15,075 Paycom Software Inc (2) 4,243,160
19,303 Synopsys Inc (2) 5,535,907
77,490 Trade Desk Inc /The, Class A (2) 4,565,711
19,579 Zscaler Inc (2) 3,969,447
Total Software 50,172,757
Specialty Retail - 4.0%
30,147 Five Below Inc (2) 4,736,093
16,201 Ulta Beauty Inc (2) 6,428,557
Total Specialty Retail 11,164,650
Textiles, Apparel & Luxury Goods - 3.0%
10,537 Lululemon Athletica Inc (2) 3,736,736
318,327 Under Armour Inc , Class C (2) 4,517,060
Total Textiles, Apparel & Luxury Goods 8,253,796
Trading Companies & Distributors - 0.8%
4,592 WW Grainger Inc 2,296,138
Total Long-Term Investments (cost $284,659,193) 275,598,671
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.1%
X 3,203,419 REPURCHASE AGREEMENTS - 1.1%
X 3,203,419
$ 3,203 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price
$3,203,419, collateralized $3,801,200 U.S. Treasury
Bonds, 2.250%, due 8/15/46, value $3,267,570
0.000% 5/02/22 $ 3,203,419
Total Short-Term Investments (cost $3,203,419) 3,203,419
Total Investments (cost $287,862,612 ) - 100.2% 278,802,090
Other Assets Less Liabilities - (0.2)% (616,176)
Net Assets - 100% $ 278,185,914
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentage s shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See accompanying notes to financial statements

Nuveen Mid Cap Value Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.3%
X 417,357,030 COMMON STOCKS - 98.3%
X 417,357,030
Airlines - 1.1%
88,614 Alaska Air Group Inc (2) $ 4,819,715
Banks - 5.2%
56,599 East West Bancorp Inc 4,035,509
137,835 Fifth Third Bancorp 5,172,948
30,809 First Republic Bank/CA 4,597,319
16,325 Signature Bank/New York NY 3,954,731
55,710 Western Alliance Bancorp 4,240,088
Total Banks 22,000,595
Biotechnology - 1.6%
37,734 United Therapeutics Corp (2) 6,700,049
Building Products - 2.7%
123,818 Carrier Global Corp 4,738,515
73,967 Owens Corning 6,725,819
Total Building Products 11,464,334
Capital Markets - 3.3%
60,887 Northern Trust Corp 6,274,405
80,547 Raymond James Financial Inc 7,850,111
Total Capital Markets 14,124,516
Chemicals - 3.2%
22,260 Celanese Corp 3,270,884
40,252 PPG Industries Inc 5,151,853
40,852 Westlake Corp 5,169,821
Total Chemicals 13,592,558
Communications Equipment - 1.6%
119,577 Ciena Corp (2) 6,597,063
Construction Materials - 0.8%
119,882 Summit Materials Inc , Class A (2) 3,332,720
Consumer Finance - 1.1%
97,691 OneMain Holdings Inc 4,486,948
Containers & Packaging - 2.7%
52,584 Crown Holdings Inc 5,786,343
255,980 Graphic Packaging Holding Co 5,580,364
Total Containers & Packaging 11,366,707
Diversified Financial Services - 1.6%
106,561 Voya Financial Inc 6,728,262
Electric Utilities - 4.4%
104,567 Alliant Energy Corp 6,149,585
65,809 American Electric Power Co Inc 6,522,330
141,921 FirstEnergy Corp 6,146,599
Total Electric Utilities 18,818,514

Shares Description (1) Value
Electrical Equipment - 1.5%
32,687 Hubbell Inc $ 6,385,732
Electronic Equipment, Instruments & Components - 1.6%
155,614 Avnet Inc 6,794,107
Equity Real Estate Investment Trusts (REITs) - 11.3%
307,538 Apple Hospitality REIT Inc 5,440,347
110,078 EPR Properties 5,781,297
122,457 First Industrial Realty Trust Inc 7,102,506
149,486 Highwoods Properties Inc 6,105,008
180,508 Invitation Homes Inc 7,187,829
284,430 Medical Properties Trust Inc 5,230,668
99,310 National Storage Affiliates Trust 5,620,946
82,685 Regency Centers Corp 5,691,208
Total Equity Real Estate Investment Trusts (REITs) 48,159,809
Food Products - 1.2%
45,904 Bunge Ltd (2) 5,192,661
Health Care Equipment & Supplies - 2.2%
125,452 Envista Holdings Corp (2) 4,970,408
37,865 Zimmer Biomet Holdings Inc 4,572,199
Total Health Care Equipment & Supplies 9,542,607
Health Care Providers & Services - 3.6%
101,928 Centene Corp (2) 8,210,300
236,452 Option Care Health Inc (2) 7,065,186
Total Health Care Providers & Services 15,275,486
Hotels, Restaurants & Leisure - 2.8%
36,267 Darden Restaurants Inc 4,777,452
127,119 Travel + Leisure Co 7,052,562
Total Hotels, Restaurants & Leisure 11,830,014
Household Durables - 1.8%
48,490 DR Horton Inc 3,374,419
23,028 Whirlpool Corp 4,180,043
Total Household Durables 7,554,462
Household Products - 1.4%
70,963 Spectrum Brands Holdings Inc 6,036,822
Insurance - 3.1%
105,149 Hartford Financial Services Group Inc 7,353,069
54,599 Reinsurance Group of America Inc 5,859,565
Total Insurance 13,212,634
IT Services - 1.0%
24,104 VeriSign Inc (2) 4,307,144
Leisure Products - 1.4%
79,507 Brunswick Corp/DE 6,011,524
Machinery - 5.3%
33,504 AGCO Corp 4,268,410
66,668 Crane Co 6,415,462
78,647 PACCAR Inc 6,531,633

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
Machinery (continued)
19,642 Parker-Hannifin Corp $ 5,319,446
Total Machinery 22,534,951
Media - 0.8%
153,960 TEGNA Inc 3,394,818
Metals & Mining - 2.1%
101,873 Steel Dynamics Inc 8,735,610
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
206,450 Starwood Property Trust Inc 4,723,576
Multiline Retail - 0.8%
14,046 Dollar General Corp 3,336,346
Multi-Utilities - 4.3%
96,393 Ameren Corp 8,954,910
298,892 CenterPoint Energy Inc 9,149,084
Total Multi-Utilities 18,103,994
Oil, Gas & Consumable Fuels - 7.7%
163,872 Devon Energy Corp 9,532,434
188,961 EQT Corp 7,511,200
40,672 Pioneer Natural Resources Co 9,455,020
182,294 Williams Cos Inc /The 6,250,861
Total Oil, Gas & Consumable Fuels 32,749,515
Pharmaceuticals - 1.3%
35,768 Jazz Pharmaceuticals PLC (2) 5,730,749
Road & Rail - 1.5%
80,037 TFI International Inc 6,441,378
Semiconductors & Semiconductor Equipment - 2.9%
52,141 Marvell Technology Inc 3,028,349
38,409 MKS INSTRUMENTS INC 4,377,858
51,436 Wolfspeed Inc (2) 4,717,196
Total Semiconductors & Semiconductor Equipment 12,123,403
Software - 2.4%
41,002 Check Point Software Technologies Ltd (2) 5,178,143
16,736 Synopsys Inc (2) 4,799,717
Total Software 9,977,860
Specialty Retail - 2.5%
28,569 Advance Auto Parts Inc 5,703,229
40,658 AutoNation Inc (2) 4,712,669
Total Specialty Retail 10,415,898
Textiles, Apparel & Luxury Goods - 1.0%
131,188 Tapestry Inc 4,318,709
Thrifts & Mortgage Finance - 0.9%
185,918 Radian Group Inc 3,976,786

Shares Description (1) Value
Trading Companies & Distributors - 1.5%
52,397 WESCO International Inc (2) $ 6,458,454
Total Long-Term Investments (cost $325,552,824) 417,357,030
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.2%
X 9,355,595 REPURCHASE AGREEMENTS - 2.2%
X 9,355,595
$ 9,356 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price
$9,355,595, collateralized $11,101,200 U.S. Treasury
Bonds, 2.250%, due 8/15/46, value $9,542,761
0.000% 5/02/22 $ 9,355,595
Total Short-Term Investments (cost $9,355,595) 9,355,595
Total Investments (cost $334,908,419 ) - 100.5% 426,712,625
Other Assets Less Liabilities - (0.5)% (2,053,371)
Net Assets - 100% $ 424,659,254
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.2%
X 188,378,241 COMMON STOCKS - 97.2%
X 188,378,241
Aerospace & Defense - 0.8%
98,297 Kratos Defense & Security Solutions Inc (2) $ 1,491,165
Airlines - 1.4%
95,952 Sun Country Airlines Holdings Inc (2) 2,639,640
Auto Components - 1.0%
28,370 Gentherm Inc (2) 1,912,705
Banks - 2.4%
48,341 Ameris Bancorp 2,015,820
39,799 Preferred Bank/Los Angeles CA 2,671,309
Total Banks 4,687,129
Beverages - 1.4%
29,110 MGP Ingredients Inc 2,658,616
Biotechnology - 3.9%
202,432 Affimed NV (2) 761,144
32,688 Arrowhead Pharmaceuticals Inc (2) 1,343,804
26,813 ChemoCentryx Inc (2) 494,968
39,866 Fate Therapeutics Inc (2) 1,138,573
46,851 Halozyme Therapeutics Inc (2) 1,869,355
18,646 Intellia Therapeutics Inc (2) 914,213
74,695 Iovance Biotherapeutics Inc (2) 1,131,629
Total Biotechnology 7,653,686
Capital Markets - 1.1%
20,426 Evercore Inc 2,160,049
Chemicals - 2.3%
44,755 Avient Corp 2,203,736
37,168 Ingevity Corporation (2) 2,226,363
Total Chemicals 4,430,099
Commercial Services & Supplies - 3.3%
29,728 Casella Waste Systems Inc , Class A (2) 2,444,831
27,889 Tetra Tech Inc 3,884,380
Total Commercial Services & Supplies 6,329,211
Electrical Equipment - 1.9%
23,334 Atkore Inc (2) 2,242,398
78,913 Bloom Energy Corp, Class A (2) 1,464,625
Total Electrical Equipment 3,707,023
Electronic Equipment, Instruments & Components - 1.7%
53,173 II-VI Inc (2) 3,254,719
Energy Equipment & Services - 1.7%
104,295 Weatherford International PLC (2) 3,366,643

Shares Description (1) Value
Equity Real Estate Investment Trusts (REITs) - 2.8%
17,870 EastGroup Properties Inc $ 3,350,625
213,458 Summit Hotel Properties Inc (2) 2,106,830
Total Equity Real Estate Investment Trusts (REITs) 5,457,455
Food Products - 1.2%
25,355 Freshpet Inc (2) 2,366,889
Health Care Equipment & Supplies - 6.2%
58,982 AtriCure Inc (2) 3,062,935
51,277 Axonics Inc (2) 2,657,174
26,714 Establishment Labs Holdings Inc (2) 1,890,283
31,736 STAAR Surgical Co (2) 1,811,808
26,733 Tandem Diabetes Care Inc (2) 2,579,200
Total Health Care Equipment & Supplies 12,001,400
Health Care Providers & Services - 8.6%
40,290 Acadia Healthcare Co Inc (2) 2,734,885
37,068 Addus HomeCare Corp (2) 3,124,091
45,497 Ensign Group Inc /The 3,654,774
61,019 HealthEquity Inc (2) 3,802,704
64,441 Surgery Partners Inc (2) 3,296,802
Total Health Care Providers & Services 16,613,256
Health Care Technology - 3.0%
15,166 Inspire Medical Systems Inc (2) 3,120,556
25,364 Omnicell Inc (2) 2,768,988
Total Health Care Technology 5,889,544
Hotels, Restaurants & Leisure - 3.9%
136,255 Everi Holdings Inc (2) 2,365,387
51,586 Six Flags Entertainment Corp (2) 1,974,196
37,975 Texas Roadhouse Inc 3,126,482
Total Hotels, Restaurants & Leisure 7,466,065
Household Durables - 2.0%
41,487 Lovesac Co/The (2) 1,818,790
11,884 TopBuild Corp (2) 2,152,668
Total Household Durables 3,971,458
Insurance - 1.7%
14,635 Kinsale Capital Group Inc 3,244,433
IT Services - 1.3%
173,420 Verra Mobility Corp (2) 2,433,083
Leisure Products - 1.3%
117,339 Callaway Golf Co (2) 2,574,418
Machinery - 5.1%
16,661 Chart Industries Inc (2) 2,812,710
39,127 ESCO Technologies Inc 2,443,481
96,781 Shyft Group Inc /The 2,465,012
53,725 SPX Corp (2) 2,251,078
Total Machinery 9,972,281
Media - 1.0%
203,576 Magnite Inc (2) 1,964,508

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 2.4%
94,396 Matador Resources Co $ 4,608,414
Personal Products - 1.3%
106,747 elf Beauty Inc (2) 2,597,154
Pharmaceuticals - 2.7%
23,721 Intra-Cellular Therapies Inc (2) 1,200,520
53,672 Pacira BioSciences Inc (2) 4,002,321
Total Pharmaceuticals 5,202,841
Professional Services - 3.3%
34,622 ASGN Inc (2) 3,927,866
24,334 ICF International Inc 2,404,442
Total Professional Services 6,332,308
Road & Rail - 1.2%
11,373 Saia Inc (2) 2,342,383
Semiconductors & Semiconductor Equipment - 6.0%
75,359 Lattice Semiconductor Corp (2) 3,620,246
71,629 MACOM Technology Solutions Holdings Inc (2) 3,649,498
32,470 Silicon Laboratories Inc (2) 4,380,528
Total Semiconductors & Semiconductor Equipment 11,650,272
Software - 13.0%
40,184 Asana Inc (2) 1,076,931
36,707 Blackline Inc (2) 2,461,204
44,280 CommVault Systems Inc (2) 2,701,080
16,159 CyberArk Software Ltd (2) 2,539,225
41,441 Envestnet Inc (2) 3,300,361
98,262 Jamf Holding Corp (2) 3,026,470
26,102 Q2 Holdings Inc (2) 1,350,257
34,603 Sprout Social Inc , Class A (2) 2,120,472
63,544 Tenable Holdings Inc (2) 3,509,535
591,081 Videopropulsion Inc (2),(3) 591
33,274 Workiva Inc (2) 3,211,274
Total Software 25,297,400
Specialty Retail - 1.7%
35,899 Boot Barn Holdings Inc (2) 3,233,064
Textiles, Apparel & Luxury Goods - 3.1%
34,672 Crocs Inc (2) 2,303,261
88,276 Steven Madden Ltd 3,624,613
Total Textiles, Apparel & Luxury Goods 5,927,874

Shares Description (1) Value
Trading Companies & Distributors - 1.5%
28,093 Applied Industrial Technologies Inc $ 2,941,056
Total Long-Term Investments (cost $169,056,330) 188,378,241
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.2%
X 4,313,095 REPURCHASE AGREEMENTS - 2.2%
X 4,313,095
$ 4,313 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price
$4,313,095, collateralized $4,837,700 U.S. Treasury
Bonds, 2.500%, due 5/15/46, value $4,399,419
0.000% 5/02/22 $ 4,313,095
Total Short-Term Investments (cost $4,313,095) 4,313,095
Total Investments (cost $173,369,425 ) - 99.4% 192,691,336
Other Assets Less Liabilities - 0.6% 1,154,850
Net Assets - 100% $ 193,846,186
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
See accompanying notes to financial statements

Nuveen Small Cap Select Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.1%
X 123,449,585 COMMON STOCKS - 99.1%
X 123,449,585
Aerospace & Defense - 0.8%
68,259 Kratos Defense & Security Solutions Inc (2) $ 1,035,489
Air Freight & Logistics - 1.5%
28,074 Hub Group Inc , Class A (2) 1,885,450
Airlines - 1.3%
57,112 Sun Country Airlines Holdings Inc (2) 1,571,151
Auto Components - 0.9%
73,188 Dana Inc 1,083,914
Banks - 10.7%
29,305 Ameris Bancorp 1,222,018
40,764 Banner Corp 2,189,027
70,306 Home BancShares Inc /AR 1,520,016
43,011 PacWest Bancorp 1,414,632
19,229 Pinnacle Financial Partners Inc 1,491,209
24,327 Preferred Bank/Los Angeles CA 1,632,828
44,595 Veritex Holdings Inc 1,464,946
26,825 Wintrust Financial Corp 2,342,359
Total Banks 13,277,035
Beverages - 1.4%
18,908 MGP Ingredients Inc 1,726,868
Biotechnology - 1.9%
12,015 Arrowhead Pharmaceuticals Inc (2) 493,937
16,975 ChemoCentryx Inc (2) 313,359
15,691 Fate Therapeutics Inc (2) 448,135
17,750 Halozyme Therapeutics Inc (2) 708,225
7,346 Intellia Therapeutics Inc (2) 360,174
Total Biotechnology 2,323,830
Capital Markets - 2.6%
13,094 Evercore Inc 1,384,690
16,155 Piper Sandler Cos 1,857,502
Total Capital Markets 3,242,192
Chemicals - 1.7%
42,744 Avient Corp 2,104,715
Construction & Engineering - 1.4%
20,675 Comfort Systems USA Inc 1,745,384
Consumer Finance - 0.8%
22,067 Regional Management Corp 949,984
Electrical Equipment - 1.6%
43,714 Bloom Energy Corp, Class A (2) 811,332
9,810 Regal Rexnord Corp 1,248,224
Total Electrical Equipment 2,059,556

Shares Description (1) Value
Electronic Equipment, Instruments & Components - 1.5%
130,664 TTM Technologies Inc (2) $ 1,822,763
Energy Equipment & Services - 1.5%
112,569 Patterson-UTI Energy Inc 1,850,634
Equity Real Estate Investment Trusts (REITs) - 5.8%
108,470 Brandywine Realty Trust 1,265,845
10,439 EastGroup Properties Inc 1,957,313
59,278 Industrial Logistics Properties Trust 957,932
45,372 STAG Industrial Inc 1,693,283
137,775 Summit Hotel Properties Inc (2) 1,359,839
Total Equity Real Estate Investment Trusts (REITs) 7,234,212
Gas Utilities - 1.6%
27,958 Spire Inc 2,033,945
Health Care Equipment & Supplies - 4.6%
27,044 AtriCure Inc (2) 1,404,395
29,492 Axonics Inc (2) 1,528,275
37,591 BioLife Solutions Inc (2) 476,278
16,994 Establishment Labs Holdings Inc (2) 1,202,496
12,307 Tandem Diabetes Care Inc (2) 1,187,379
Total Health Care Equipment & Supplies 5,798,823
Health Care Providers & Services - 7.9%
24,776 Acadia Healthcare Co Inc (2) 1,681,795
28,713 HealthEquity Inc (2) 1,789,394
60,761 Option Care Health Inc (2) 1,815,539
62,188 Select Medical Holdings Corp 1,406,071
32,597 Surgery Partners Inc (2) 1,667,662
20,438 Tenet Healthcare Corp (2) 1,481,959
Total Health Care Providers & Services 9,842,420
Health Care Technology - 1.2%
13,819 Omnicell Inc (2) 1,508,620
Hotels, Restaurants & Leisure - 4.5%
82,958 Everi Holdings Inc (2) 1,440,151
120,497 Noodles & Co (2) 671,168
40,288 Six Flags Entertainment Corp (2) 1,541,822
23,497 Texas Roadhouse Inc 1,934,508
Total Hotels, Restaurants & Leisure 5,587,649
Interactive Media & Services - 1.2%
27,752 Eventbrite Inc , Class A (2) 293,616
13,539 Ziff Davis Inc (2) 1,196,306
Total Interactive Media & Services 1,489,922
IT Services - 2.0%
60,017 BigCommerce Holdings Inc (2) 1,072,504
102,183 Verra Mobility Corp (2) 1,433,627
Total IT Services 2,506,131
Leisure Products - 1.3%
76,671 Callaway Golf Co (2) 1,682,162

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
Machinery - 4.7%
13,981 EnPro Industries Inc $ 1,303,169
23,674 ESCO Technologies Inc 1,478,441
58,098 Shyft Group Inc /The 1,479,756
37,583 SPX Corp (2) 1,574,728
Total Machinery 5,836,094
Media - 1.0%
125,831 Magnite Inc (2) 1,214,269
Metals & Mining - 0.8%
14,151 Alcoa Corp 959,438
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
108,972 Ladder Capital Corp 1,241,191
Multi-Utilities - 1.8%
29,984 Black Hills Corp 2,196,028
Oil, Gas & Consumable Fuels - 6.8%
44,582 Matador Resources Co 2,176,493
97,558 Northern Oil and Gas Inc 2,436,999
35,032 PDC Energy Inc 2,443,132
64,457 Peabody Energy Corp (2) 1,459,306
Total Oil, Gas & Consumable Fuels 8,515,930
Personal Products - 2.2%
55,509 BellRing Brands Inc (2) 1,189,558
62,345 elf Beauty Inc (2) 1,516,854
Total Personal Products 2,706,412
Pharmaceuticals - 1.9%
8,735 Intra-Cellular Therapies Inc (2) 442,078
26,543 Pacira BioSciences Inc (2) 1,979,312
Total Pharmaceuticals 2,421,390
Professional Services - 3.2%
18,451 ASGN Inc (2) 2,093,266
19,862 ICF International Inc 1,962,564
Total Professional Services 4,055,830
Semiconductors & Semiconductor Equipment - 3.6%
32,266 Lattice Semiconductor Corp (2) 1,550,058
27,685 MACOM Technology Solutions Holdings Inc (2) 1,410,551
11,757 Silicon Laboratories Inc (2) 1,586,137
Total Semiconductors & Semiconductor Equipment 4,546,746
Software - 6.4%
26,880 CommVault Systems Inc (2) 1,639,680
8,738 CyberArk Software Ltd (2) 1,373,089
43,318 Jamf Holding Corp (2) 1,334,195
35,906 Tenable Holdings Inc (2) 1,983,088
16,703 Workiva Inc (2) 1,612,007
Total Software 7,942,059
Specialty Retail - 0.9%
47,164 Urban Outfitters Inc (2) 1,122,503

Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 1.7%
51,939 Steven Madden Ltd $ 2,132,615
Trading Companies & Distributors - 3.4%
21,081 Applied Industrial Technologies Inc 2,206,970
165,910 MRC Global Inc (2) 1,989,261
Total Trading Companies & Distributors 4,196,231
Total Long-Term Investments (cost $113,991,690) 123,449,585
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.8%
X 981,409 REPURCHASE AGREEMENTS - 0.8%
X 981,409
$ 981 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price $981,409,
collateralized $1,100,800 U.S. Treasury Bonds, 2.500%,
due 5/15/46, value $1,001,071
0.000% 5/02/22 $ 981,409
Total Short-Term Investments (cost $981,409) 981,409
Total Investments (cost $114,973,099 ) - 99.9% 124,430,994
Other Assets Less Liabilities - 0.1% 97,103
Net Assets - 100% $ 124,528,097
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See accompanying notes to financial statements

Nuveen Small Cap Value Fund
Portfolio of Investments April 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.1%
X 599,059,697 COMMON STOCKS - 99.1%
X 599,059,697
Aerospace & Defense - 1.1%
184,714 Parsons Corp (2) $ 6,821,488
Air Freight & Logistics - 1.9%
363,567 Air Transport Services Group Inc (2) 11,379,647
Auto Components - 0.8%
343,059 Dana Inc 5,080,704
Banks - 14.3%
177,294 Ameris Bancorp 7,393,160
200,094 Banner Corp 10,745,048
223,016 Cathay General Bancorp 8,940,712
323,065 ConnectOne Bancorp Inc 9,000,591
252,039 First Interstate BancSystem Inc , Class A 8,196,308
160,423 First Merchants Corp 6,286,977
203,428 Heartland Financial USA Inc 8,904,044
109,235 Pinnacle Financial Partners Inc 8,471,174
137,770 Preferred Bank/Los Angeles CA 9,247,122
105,116 Wintrust Financial Corp 9,178,729
Total Banks 86,363,865
Biotechnology - 1.6%
38,446 United Therapeutics Corp (2) 6,826,472
305,500 Vanda Pharmaceuticals Inc (2) 3,030,560
Total Biotechnology 9,857,032
Building Products - 1.8%
125,278 Quanex Building Products Corp 2,407,843
374,305 Resideo Technologies Inc (2) 8,418,120
Total Building Products 10,825,963
Capital Markets - 2.2%
182,698 Federated Hermes Inc 5,203,239
67,713 Piper Sandler Cos 7,785,641
Total Capital Markets 12,988,880
Chemicals - 4.0%
96,983 Cabot Corp 6,386,331
704,471 Ecovyst Inc 7,086,978
116,068 Minerals Technologies Inc 7,383,085
204,930 Tronox Holdings PLC, Class A 3,524,796
Total Chemicals 24,381,190
Commercial Services & Supplies - 3.7%
257,828 Deluxe Corp 6,981,982
233,316 MillerKnoll Inc 7,403,117
285,147 SP Plus Corp (2) 8,126,689
Total Commercial Services & Supplies 22,511,788
Construction & Engineering - 1.0%
55,439 EMCOR Group Inc 5,903,145

Shares Description (1) Value
Construction Materials - 0.6%
122,783 Summit Materials Inc , Class A (2) $ 3,413,367
Consumer Finance - 0.7%
91,157 OneMain Holdings Inc 4,186,841
Electric Utilities - 1.6%
168,753 Otter Tail Corp 9,780,924
Electrical Equipment - 1.1%
202,997 nVent Electric PLC 6,857,239
Electronic Equipment, Instruments & Components - 2.9%
199,654 Avnet Inc 8,716,894
419,036 TTM Technologies Inc (2) 5,845,552
173,442 Vishay Intertechnology Inc 3,231,224
Total Electronic Equipment, Instruments & Components 17,793,670
Energy Equipment & Services - 0.3%
71,606 ChampionX Corp 1,510,886
Equity Real Estate Investment Trusts (REITs) - 9.0%
306,292 Brandywine Realty Trust 3,574,428
69,254 Centerspace 6,389,374
640,722 Global Medical REIT Inc 9,457,057
754,533 LXP Industrial Trust 9,469,389
570,670 RLJ Lodging Trust 8,000,793
565,073 RPT Realty 7,509,820
121,001 STAG Industrial Inc 4,515,757
526,095 Summit Hotel Properties Inc (2) 5,192,558
Total Equity Real Estate Investment Trusts (REITs) 54,109,176
Food Products - 1.2%
312,366 Hostess Brands Inc (2) 7,087,584
Gas Utilities - 3.2%
95,794 ONE Gas Inc 8,082,140
153,029 Spire Inc 11,132,859
Total Gas Utilities 19,214,999
Health Care Equipment & Supplies - 2.5%
310,835 Natus Medical Inc (2) 10,341,481
87,510 NuVasive Inc (2) 4,501,514
Total Health Care Equipment & Supplies 14,842,995
Health Care Providers & Services - 2.8%
98,598 Acadia Healthcare Co Inc (2) 6,692,832
351,044 Option Care Health Inc (2) 10,489,195
Total Health Care Providers & Services 17,182,027
Hotels, Restaurants & Leisure - 3.1%
95,241 Dine Brands Global Inc 6,827,827
48,400 Marriott Vacations Worldwide Corp 7,227,572
122,479 Six Flags Entertainment Corp (2) 4,687,272
Total Hotels, Restaurants & Leisure 18,742,671

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Shares Description (1) Value
Household Durables - 1.6%
237,322 La-Z-Boy Inc $ 6,236,822
72,431 M/I Homes Inc (2) 3,207,245
Total Household Durables 9,444,067
Household Products - 1.3%
93,296 Spectrum Brands Holdings Inc 7,936,691
Insurance - 3.2%
242,561 American Equity Investment Life Holding Co 9,149,401
87,943 Argo Group International Holdings Ltd 3,763,961
267,023 James River Group Holdings Ltd 6,331,115
Total Insurance 19,244,477
Interactive Media & Services - 0.6%
37,401 Ziff Davis Inc (2) 3,304,752
IT Services - 0.6%
132,934 TaskUS Inc , Class A (2) 3,840,463
Leisure Products - 1.7%
42,544 Brunswick Corp/DE 3,216,752
324,401 Callaway Golf Co (2) 7,117,358
Total Leisure Products 10,334,110
Machinery - 1.3%
189,876 Hillenbrand Inc 7,750,738
Metals & Mining - 1.4%
201,284 Commercial Metals Co 8,252,644
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
644,540 Ladder Capital Corp 7,341,311
Multi-Utilities - 1.7%
143,230 Black Hills Corp 10,490,165
Oil, Gas & Consumable Fuels - 9.6%
463,049 Brigham Minerals Inc , Class A 11,474,354
680,673 CNX Resources Corp (2) 13,987,830
167,874 Excelerate Energy Inc , Class A (2) 4,534,277
462,235 Magnolia Oil & Gas Corp, Class A 10,742,341
226,080 Matador Resources Co 11,037,226
252,261 Northern Oil and Gas Inc 6,301,480
Total Oil, Gas & Consumable Fuels 58,077,508
Professional Services - 1.6%
161,109 Korn Ferry 9,898,537
Real Estate Management & Development - 1.0%
262,665 Kennedy-Wilson Holdings Inc 5,923,096
Road & Rail - 1.2%
308,720 Schneider National Inc , Class B 7,295,054

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 1.6%
126,438 Ultra Clean Holdings Inc (2) $ 3,941,072
254,356 Veeco Instruments Inc (2) 5,829,840
Total Semiconductors & Semiconductor Equipment 9,770,912
Software - 1.7%
342,838 Avaya Holdings Corp (2) 3,171,252
133,283 Verint Systems Inc (2) 7,271,920
Total Software 10,443,172
Specialty Retail - 1.8%
81,963 Genesco Inc (2) 5,084,165
34,425 Group 1 Automotive Inc 5,994,769
Total Specialty Retail 11,078,934
Technology Hardware, Storage & Peripherals - 0.6%
175,602 Stratasys Ltd (2) 3,404,923
Thrifts & Mortgage Finance - 2.2%
388,700 Radian Group Inc 8,314,293
127,643 WSFS Financial Corp 5,114,655
Total Thrifts & Mortgage Finance 13,428,948
Trading Companies & Distributors - 1.8%
88,943 WESCO International Inc (2) 10,963,114
Total Long-Term Investments (cost $505,284,761) 599,059,697
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.1%
X 6,397,943 REPURCHASE AGREEMENTS - 1.1%
X 6,397,943
$ 6,398 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/29/22, repurchase price
$6,397,943, collateralized $7,176,100 U.S. Treasury
Bonds, 2.500%, due 5/15/46, value $6,525,967
0.000% 5/02/22 $ 6,397,943
Total Short-Term Investments (cost $6,397,943) 6,397,943
Total Investments (cost $511,682,704 ) - 100.2% 605,457,640
Other Assets Less Liabilities - (0.2)% (909,579)
Net Assets - 100% $ 604,548,061
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Statement of Assets and Liabilities
April 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap
Growth
Opportunities
Assets
Long-term investments, at value
†
$ 3,518,549,555 $ 39,707,356 $ 275,598,671 $ 417,357,030 $ 188,378,241
Short-term investments, at value
◊
16,274,663 139,617 3,203,419 9,355,595 4,313,095
Receivable for dividends 2,737,997 19,101 45,765 188,677 —
Receivable for due from affiliate 383,150 6,042 50,477 25,119 42,549
Receivable for investments sold 19,665,612 152,547 797,861 – 1,980,332
Receivable for reclaims 39,201 – – – –
Receivable for shares sold 3,118,346 9,777 364,793 1,666,143 862,613
Other assets 336,381 19,568 113,225 56,740 34,316
Total assets 3,561,104,905 40,054,008 280,174,211 428,649,304 195,611,146
Liabilities
Payable for investments purchased - regular settlement 22,617,403 198,608 1,011,627 3,212,498 1,260,099
Payable for shares redeemed 4,310,689 128 445,528 198,039 76,377
Accrued expenses:
Custodian fees 358,939 23,071 61,935 53,997 46,833
Management fees 1,794,862 13,493 189,992 261,209 139,303
Directors fees 327,518 328 85,915 19,936 3,623
Shareholder servicing agent fees 341,459 11,544 124,080 182,333 172,933
12b-1 distribution and service fees 100,303 7,205 38,936 19,854 10,621
Other 137,039 16,337 30,284 42,184 55,171
Total liabilities 29,988,212 270,714 1,988,297 3,990,050 1,764,960
Net assets $ 3,531,116,693 $ 39,783,294 $ 278,185,914 $ 424,659,254 $ 193,846,186
†
Long-term investments, cost $ 3,094,254,537 $ 34,790,908 $ 284,659,193 $ 325,552,824 $ 169,056,330
◊
Short-term investments, cost $ 16,274,663 $ 139,617 $ 3,203,419 $ 9,355,595 $ 4,313,095

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.

Small Cap Select Small Cap Value
Assets
Long-term investments, at value
†
$ 123,449,585 $ 599,059,697
Short-term investments, at value
◊
981,409 6,397,943
Cash 13,564 26,397
Receivable for dividends 25,086 50,246
Receivable for due from affiliate 47,523 55,838
Receivable for investments sold 567,219 4,050,260
Receivable for reclaims – 2,744
Receivable for shares sold 161,637 459,380
Other assets 49,758 92,672
Total assets 125,295,781 610,195,177
Liabilities
Payable for investments purchased - regular settlement 454,110 4,257,590
Payable for shares redeemed 74,094 474,978
Accrued expenses:
Custodian fees 35,990 101,172
Management fees 77,565 394,618
Directors fees 24,976 62,944
Shareholder servicing agent fees 59,827 226,454
12b-1 distribution and service fees 13,876 46,836
Other 27,246 82,524
Total liabilities 767,684 5,647,116
Net assets $ 124,528,097 $ 604,548,061
†
Long-term investments, cost $ 113,991,690 $ 505,284,761
◊
Short-term investments, cost $ 981,409 $ 6,397,943

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap
Growth
Opportunities
Class A Shares
Net Assets $ 410,094,943 $ 26,250,278 $ 159,366,901 $ 68,617,888 $ 42,238,077
Shares outstanding 28,717,300 797,982 7,639,246 1,313,582 2,059,176
Net asset value ("NAV") per share $ 14.28 $ 32.90 $ 20.86 $ 52.24 $ 20.51
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 15.15 $ 34.91 $ 22.13 $ 55.43 $ 21.76
Class C Shares
Net Assets $ 13,640,954 $ 1,779,148 $ 3,038,807 $ 5,902,335 $ 1,438,851
Shares outstanding 977,609 60,405 462,152 121,645 119,994
NAV and offering price per share $ 13.95 $ 29.45 $ 6.58 $ 48.52 $ 11.99
Class R6 Shares
Net Assets $ 2,717,142,749 $ — $ 22,880,598 $ 28,062,436 $ 583,960
Shares outstanding 185,622,969 — 699,257 532,025 21,410
NAV and offering price per share $ 14.64 $ — $ 32.72 $ 52.75 $ 27.27
Class I Shares
Net Assets $ 390,238,047 $ 11,753,868 $ 92,899,608 $ 322,076,595 $ 149,585,298
Shares outstanding 26,908,885 352,794 2,911,603 6,129,073 5,556,384
NAV and offering price per share $ 14.50 $ 33.32 $ 31.91 $ 52.55 $ 26.92
Fund level net assets consist of:
Capital paid-in $ 2,960,818,427 $ 31,960,191 $ 290,947,058 $ 304,449,957 $ 204,204,979
Total distributable earnings (loss) 570,298,266 7,823,103 (12,761,144) 120,209,297 (10,358,793)
Fund level net assets $ 3,531,116,693 $ 39,783,294 $ 278,185,914 $ 424,659,254 $ 193,846,186
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion 2 billion
Par value per share $   0.0001 $   0.0001 $   0.0001 $   0.0001 $   0.0001

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.

Small Cap Select Small Cap Value
Class A Shares
Net Assets $ 58,673,063 $ 121,900,917
Shares outstanding 7,173,555 4,600,826
Net asset value ("NAV") per share $ 8.18 $ 26.50
Maximum sales charge 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 8.68 $ 28.12
Class C Shares
Net Assets $ 981,232 $ 23,780,948
Shares outstanding 275,342 1,078,800
NAV and offering price per share $ 3.56 $ 22.04
Class R6 Shares
Net Assets $ 2,446,529 $ 154,623,417
Shares outstanding 207,371 5,589,232
NAV and offering price per share $ 11.80 $ 27.66
Class I Shares
Net Assets $ 62,427,273 $ 304,242,779
Shares outstanding 5,311,874 11,060,420
NAV and offering price per share $ 11.75 $ 27.51
Fund level net assets consist of:
Capital paid-in $ 117,244,252 $ 737,037,899
Total distributable earnings (loss) 7,283,845 (132,489,838)
Fund level net assets $ 124,528,097 $ 604,548,061
Authorized shares - per class 2 billion 2 billion
Par value per share $   0.0001 $   0.0001

Statement of Operations
April 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap
Growth
Opportunities
Investment Income
Dividends $ 36,878,447 $ 301,723 $ 795,374 $ 3,778,703 $ 449,642
Payment from affiliate 560,808 7,712 52,017 19,557 42,737
Securities lending income, net — 24 2,558 — 6,849
Foreign tax withheld on dividend income (65,292) (185) (3,311) (5,637) —
Total Investment Income 37,373,963 309,274 846,638 3,792,623 499,228
Expenses
Management fees 11,669,352 166,540 1,409,074 1,621,172 1,252,012
12b-1 service fees - Class A Shares 534,639 36,540 251,629 90,469 63,481
12b-1 distribution and service fees - Class C Shares 74,993 9,365 19,780 30,645 9,152
Shareholder servicing agent fees 537,575 15,777 217,829 253,045 278,500
Interest expense 6,580 81 466 373 609
Custodian expenses 148,521 12,722 25,028 21,042 19,417
Directors fees 55,368 686 5,024 6,132 4,409
Professional fees 103,288 16,755 22,275 23,126 20,256
Shareholder reporting expenses 11,954 5,118 4,798 18,419 46,188
Federal and state registration fees 52,157 25,391 34,909 37,574 37,988
Other 202,908 5,459 31,620 27,816 24,365
Total expenses before fee waiver/expense reimbursement 13,397,335 294,434 2,022,432 2,129,813 1,756,377
Fee waiver/expense reimbursement (794,933) (58,221) (120,223) (123,289) (201,010)
Net expenses 12,602,402 236,213 1,902,209 2,006,524 1,555,367
Net investment income (loss) 24,771,561 73,061 (1,055,571) 1,786,099 (1,056,139)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency 193,652,867 2,893,603 (2,027,887) 28,006,278 (26,619,855)
Change in net unrealized appreciation (depreciation) of investments and foreign currency (301,588,504) (8,075,841) (132,449,307) (40,247,954) (61,825,231)
Net realized and unrealized gain (loss) (107,935,637) (5,182,238) (134,477,194) (12,241,676) (88,445,086)
Net increase (decrease) in net assets from operations $ (83,164,076) $ (5,109,177) $ (135,532,765) $ (10,455,577) $ (89,501,225)

Statement of Operations
(Unaudited) (continued)
See accompanying notes to financial statements.

Small Cap Select Small Cap Value
Investment Income
Dividends $ 814,170 $ 6,094,236
Payment from affiliate 48,666 58,177
Securities lending income, net 2,255 132
Total Investment Income 865,091 6,152,545
Expenses
Management fees 620,898 2,698,983
12b-1 service fees - Class A Shares 87,398 166,646
12b-1 distribution and service fees - Class C Shares 5,792 134,793
Shareholder servicing agent fees 118,289 367,571
Interest expense 134 746
Custodian expenses 15,346 40,562
Directors fees 2,098 9,624
Professional fees 18,590 28,037
Shareholder reporting expenses 13,622 30,447
Federal and state registration fees 34,822 38,994
Other 14,153 57,905
Total expenses before fee waiver/expense reimbursement 931,142 3,574,308
Fee waiver/expense reimbursement (115,087) (139,795)
Net expenses 816,055 3,434,513
Net investment income (loss) 49,036 2,718,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency (1,872,333) 56,582,459
Change in net unrealized appreciation (depreciation) of investments and foreign currency (25,952,997) (98,104,879)
Net realized and unrealized gain (loss) (27,825,330) (41,522,420)
Net increase (decrease) in net assets from operations $ (27,776,294) $ (38,804,388)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Dividend Value Large Cap Select
Unaudited
Six Months Ended
4/30/22
Year Ended
10/31/21
Unaudited
Six Months Ended
4/30/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ 24,771,561 $ 68,201,221 $ 73,061 $ 120,946
Net realized gain (loss) from investments and foreign currency 193,652,867 545,433,953 2,893,603 10,468,701
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (301,588,504) 667,492,430 (8,075,841) 6,031,187
Net increase (decrease) in net assets from operations (83,164,076) 1,281,127,604 (5,109,177) 16,620,834
Distributions to Shareholders
Dividends:
Class A Shares (35,992,218) (4,571,543) (5,829,007) (211,310)
Class C Shares (1,255,376) (81,540) (405,648) (6,336)
Class R3 Shares
(1)
— (94,855) — —
Class R6 Shares (248,514,132) (51,756,049) – –
Class I Shares (37,554,582) (7,049,788) (3,427,150) (163,741)
Decrease in net assets from distributions to shareholders (323,316,308) (63,553,775) (9,661,805) (381,387)
Fund Share Transactions
Fund reorganization — 238,529,483 — —
Proceeds from sale of shares 119,547,481 906,173,773 1,795,872 5,967,263
Proceeds from shares issued to shareholders due to reinvestment of distributions 317,449,213 62,462,449 8,141,331 295,603
436,996,694 1,207,165,705 9,937,203 6,262,866
Cost of shares redeemed (518,835,186) (1,027,091,254) (7,501,362) (12,291,687)
Net increase (decrease) in net assets from Fund share transactions (81,838,492) 180,074,451 2,435,841 (6,028,821)
Net increase (decrease) in net assets (488,318,876) 1,397,648,280 (12,335,141) 10,210,626
Net assets at the beginning of period 4,019,435,569 2,621,787,289 52,118,435 41,907,809
Net assets at the end of period $ 3,531,116,693 $ 4,019,435,569 $ 39,783,294 $ 52,118,435

See accompanying notes to financial statements.

Mid Cap Growth Opportunities Mid Cap Value
Unaudited
Six Months Ended
4/30/22
Year Ended
10/31/21
Unaudited
Six Months Ended
4/30/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ (1,055,571) $ (3,273,270) $ 1,786,099 $ 2,887,637
Net realized gain (loss) from investments and foreign currency (2,027,887) 112,141,801 28,006,278 39,708,016
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (132,449,307) 34,245,827 (40,247,954) 112,634,699
Net increase (decrease) in net assets from operations (135,532,765) 143,114,358 (10,455,577) 155,230,352
Distributions to Shareholders
Dividends:
Class A Shares (60,603,567) (27,006,259) (3,794,008) (501,238)
Class C Shares (2,457,931) (1,313,163) (334,190) (22,059)
Class R3 Shares
(1)
— (2,853,671) — (116,499)
Class R6 Shares (5,449,259) (3,099,614) (1,362,609) (261,456)
Class I Shares (28,663,653) (16,584,219) (15,462,316) (3,173,542)
Decrease in net assets from distributions to shareholders (97,174,410) (50,856,926) (20,953,123) (4,074,794)
Fund Share Transactions
Proceeds from sale of shares 19,033,517 64,574,360 90,945,178 86,613,025
Proceeds from shares issued to shareholders due to reinvestment of distributions 92,599,256 48,204,913 19,687,710 3,772,523
111,632,773 112,779,273 110,632,888 90,385,548
Cost of shares redeemed (54,653,152) (138,132,870) (58,702,159) (122,343,700)
Net increase (decrease) in net assets from Fund share transactions 56,979,621 (25,353,597) 51,930,729 (31,958,152)
Net increase (decrease) in net assets (175,727,554) 66,903,835 20,522,029 119,197,406
Net assets at the beginning of period 453,913,468 387,009,633 404,137,225 284,939,819
Net assets at the end of period $ 278,185,914 $ 453,913,468 $ 424,659,254 $ 404,137,225

See accompanying notes to financial statements.

Small Cap Growth Opportunities Small Cap Select
Unaudited
Six Months Ended
4/30/22
Year Ended
10/31/21
Unaudited
Six Months Ended
4/30/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ (1,056,139) $ (2,080,467) $ 49,036 $ (268,387)
Net realized gain (loss) from investments and foreign currency (26,619,855) 65,129,193 (1,872,333) 24,819,418
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (61,825,231) 37,031,442 (25,952,997) 24,460,005
Net increase (decrease) in net assets from operations (89,501,225) 100,080,168 (27,776,294) 49,011,036
Distributions to Shareholders
Dividends:
Class A Shares (11,103,588) (5,791,593) (12,237,940) (852,635)
Class C Shares (614,013) (413,003) (404,482) (25,593)
Class R3 Shares
(1)
— (241,104) — (103,624)
Class R6 Shares (99,951) (91,484) (311,451) (33,157)
Class I Shares (46,041,090) (19,572,399) (9,209,427) (480,425)
Decrease in net assets from distributions to shareholders (57,858,642) (26,109,583) (22,163,300) (1,495,434)
Fund Share Transactions
Proceeds from sale of shares 41,951,040 109,164,403 22,437,321 55,066,140
Proceeds from shares issued to shareholders due to reinvestment of distributions 55,705,752 24,413,746 21,757,881 1,460,994
97,656,792 133,578,149 44,195,202 56,527,134
Cost of shares redeemed (124,734,030) (54,556,389) (26,333,725) (35,694,040)
Net increase (decrease) in net assets from Fund share transactions (27,077,238) 79,021,760 17,861,477 20,833,094
Net increase (decrease) in net assets (174,437,105) 152,992,345 (32,078,117) 68,348,696
Net assets at the beginning of period 368,283,291 215,290,946 156,606,214 88,257,518
Net assets at the end of period $ 193,846,186 $ 368,283,291 $ 124,528,097 $ 156,606,214

See accompanying notes to financial statements.

Small Cap Value
Unaudited
Six Months Ended
4/30/22
Year Ended
10/31/21
Operations
Net investment income (l oss) $ 2,718,032 $ 2,666,068
Net realized gain (loss) from investments and foreign currency 56,582,459 166,768,490
Change in net unrealized appreciation (depreciation) of investments and foreign currency (98,104,879) 228,908,635
Net increase (decrease) in net assets from operations (38,804,388) 398,343,193
Distributions to Shareholders
Dividends:
Class A Shares (721,671) (414,977)
Class C Shares (146,017) –
Class R3 Shares
(1)
— (24,047)
Class R6 Shares (997,125) (1,219,971)
Class I Shares (1,922,976) (2,536,323)
Decrease in net assets from distributions to shareholders (3,787,789) (4,195,318)
Fund Share Transactions
Proceeds from sale of shares 65,565,947 326,906,007
Proceeds from shares issued to shareholders due to reinvestment of distributions 3,102,913 3,362,724
68,668,860 330,268,731
Cost of shares redeemed (142,627,373) (690,565,501)
Net increase (decrease) in net assets from Fund share transactions (73,958,513) (360,296,770)
Net increase (decrease) in net assets (116,550,690) 33,851,105
Net assets at the beginning of period 721,098,751 687,247,646
Net assets at the end of period $ 604,548,061 $ 721,098,751
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Dividend Value
The Fund's fiscal year end is October 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 15.97 $ 0.07 $ (0.43) $ (0.36) $ (0.11) $ (1.22) $ (1.33) $ 14.28
2021 11.44 0.20 4.50 4.70 (0.17) — (0.17) 15.97
2020 14.21 0.25 (1.98) (1.73) (0.23) (0.81) (1.04) 11.44
2019 14.32 0.26 0.96 1.22 (0.28) (1.05) (1.33) 14.21
2018 15.67 0.25 0.35 0.60 (0.24) (1.71) (1.95) 14.32
2017 15.12 0.22 2.72 2.94 (0.22) (2.17) (2.39) 15.67
Class
C
2022(f) 15.63 0.02 (0.43) (0.41) (0.05) (1.22) (1.27) 13.95
2021 11.21 0.09 4.40 4.49 (0.07) — (0.07) 15.63
2020 13.93 0.15 (1.92) (1.77) (0.14) (0.81) (0.95) 11.21
2019 14.06 0.16 0.93 1.09 (0.17) (1.05) (1.22) 13.93
2018 15.41 0.14 0.35 0.49 (0.13) (1.71) (1.84) 14.06
2017 14.90 0.11 2.68 2.79 (0.11) (2.17) (2.28) 15.41
Class
R6
2022(f) 16.34 0.10 (0.44) (0.34) (0.14) (1.22) (1.36) 14.64
2021 11.72 0.26 4.60 4.86 (0.24) — (0.24) 16.34
2020 14.54 0.30 (2.02) (1.72) (0.29) (0.81) (1.10) 11.72
2019 14.61 0.32 0.99 1.31 (0.33) (1.05) (1.38) 14.54
2018 15.93 0.32 0.36 0.68 (0.29) (1.71) (2.00) 14.61
2017 15.32 0.25 2.79 3.04 (0.26) (2.17) (2.43) 15.93
Class
I
2022(f) 16.20 0.10 (0.45) (0.35) (0.13) (1.22) (1.35) 14.50
2021 11.61 0.24 4.57 4.81 (0.22) — (0.22) 16.20
2020 14.42 0.28 (2.01) (1.73) (0.27) (0.81) (1.08) 11.61
2019 14.51 0.30 0.98 1.28 (0.32) (1.05) (1.37) 14.42
2018 15.85 0.30 0.36 0.66 (0.29) (1.71) (2.00) 14.51
2017 15.27 0.26 2.75 3.01 (0.26) (2.17) (2.43) 15.85
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended April 30, 2022.
(g)
Annualized.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended October 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
(2.62) % (2.62) % $ 410,095 1.00% (g) 0.96% (g) 0.98% (g) 0.95% (g) 39%
41.25 41.22 434,105 1.00 0.96 1.32 1.30 97
(13.12) (13.12) 158,645 1.09 1.09 2.00 2.00 117
9.81 N/A 215,710 1.11 1.11 1.94 N/A 93
3.72 N/A 264,271 1.08 1.08 1.68 N/A 68
20.95 N/A 269,063 1.08 1.08 1.46 N/A 56
(2.99) (2.99) 13,641 1.75 (g) 1.71 (g) 0.25 (g) 0.22 (g) 39
40.10 40.07 16,356 1.75 1.71 0.60 0.58 97
(13.75) (13.75) 11,881 1.84 1.84 1.24 1.24 117
8.98 N/A 23,083 1.86 1.86 1.19 N/A 93
2.98 N/A 31,111 1.83 1.83 0.95 N/A 68
20.09 N/A 39,825 1.83 1.83 0.72 N/A 56
(2.42) (2.42) 2,717,143 0.65 (g) 0.60 (g) 1.35 (g) 1.32 (g) 39
41.71 41.68 3,102,035 0.64 0.60 1.73 1.71 97
(12.80) (12.80) 2,025,717 0.70 0.70 2.41 2.40 117
10.29 N/A 52,824 0.72 0.72 2.30 N/A 93
4.15 N/A 172,215 0.72 0.72 2.05 N/A 68
21.40 N/A 188,356 0.73 0.73 1.63 N/A 56
(2.51) (2.51) 390,238 0.75 (g) 0.71 (g) 1.26 (g) 1.23 (g) 39
41.59 41.56 466,940 0.75 0.71 1.61 1.59 97
(12.96) (12.96) 408,828 0.84 0.84 2.25 2.24 117
10.14 N/A 661,390 0.86 0.86 2.18 N/A 93
4.02 N/A 617,086 0.83 0.83 1.94 N/A 68
21.25 N/A 561,047 0.83 0.83 1.73 N/A 56

Financial Highlights
(continued)
Large Cap Select
The Fund's fiscal year end is October 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 45.19 $ 0.05 $ (3.89) $ (3.84) $ (0.10) $ (8.35) $ (8.45) $ 32.90
2021 32.12 0.07 13.28 13.35 (0.17) (0.11) (0.28) 45.19
2020 30.71 0.17 1.61 1.78 (0.37) — (0.37) 32.12
2019 28.87 0.21 2.72 2.93 (0.10) (0.99) (1.09) 30.71
2018 27.50 0.12 1.38 1.50 (0.13) — (0.13) 28.87
2017 21.24 0.10 6.25 6.35 (0.09) — (0.09) 27.50
Class
C
2022(f) 41.45 (0.08) (3.48) (3.56) (0.09) (8.35) (8.44) 29.45
2021 29.56 (0.21) 12.21 12.00 — (0.11) (0.11) 41.45
2020 28.28 (0.06) 1.47 1.41 (0.13) — (0.13) 29.56
2019 26.77 (—)(h) 2.50 2.50 — (0.99) (0.99) 28.28
2018 25.57 (0.10) 1.30 1.20 — — — 26.77
2017 19.82 (0.08) 5.83 5.75 — — — 25.57
Class
I
2022(f) 45.61 0.09 (3.93) (3.84) (0.10) (8.35) (8.45) 33.32
2021 32.41 0.18 13.38 13.56 (0.25) (0.11) (0.36) 45.61
2020 30.98 0.25 1.62 1.87 (0.44) — (0.44) 32.41
2019 29.13 0.28 2.73 3.01 (0.17) (0.99) (1.16) 30.98
2018 27.74 0.19 1.40 1.59 (0.20) — (0.20) 29.13
2017 21.42 0.16 6.30 6.46 (0.14) — (0.14) 27.74
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended April 30, 2022.
(g)
Annualized.
(h)
Value rounded to zero.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended October 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
(10.70) % (10.73) % $ 26,250 1.29% (g) 1.05% (g) 0.25% (g) 0.22% (g) 40%
41.77 41.75 31,724 1.29 1.05 0.18 0.16 83
5.76 5.76 24,135 1.30 1.11 0.54 0.54 101
10.86 N/A 24,224 1.20 1.15 0.73 N/A 108
5.47 N/A 23,030 1.16 1.14 0.39 N/A 101
29.99 N/A 14,778 1.19 1.14 0.40 N/A 276
(11.05) (11.08) 1,779 2.04 (g) 1.80 (g) (0.48) (g) (0.51) (g) 40
40.68 40.66 1,790 2.04 1.80 (0.56) (0.58) 83
4.99 4.99 1,743 2.05 1.86 (0.21) (0.21) 101
10.02 N/A 2,097 1.95 1.90 (0.02) N/A 108
4.65 N/A 2,145 1.91 1.89 (0.37) N/A 101
29.06 N/A 1,389 1.94 1.89 (0.34) N/A 276
(10.58) (10.61) 11,754 1.04 (g) 0.80 (g) 0.49 (g) 0.46 (g) 40
42.11 42.09 18,605 1.04 0.80 0.43 0.41 83
6.02 6.02 16,030 1.05 0.86 0.79 0.79 101
11.13 N/A 18,567 0.95 0.90 0.98 N/A 108
5.74 N/A 48,569 0.91 0.89 0.65 N/A 101
30.31 N/A 45,599 0.94 0.89 0.66 N/A 276

Financial Highlights
(continued)
Mid Cap Growth Opportunities
The Fund's fiscal year end is October 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 41.71 $ (0.09) $ (10.60) $ (10.69) $ — $ (10.16) $ (10.16) $ 20.86
2021 34.24 (0.32) 12.82 12.50 — (5.03) (5.03) 41.71
2020 33.66 (0.09) 8.01 7.92 — (7.34) (7.34) 34.24
2019 36.79 (0.12) 3.48 3.36 — (6.49) (6.49) 33.66
2018 43.45 (0.20) 1.16 0.96 — (7.62) (7.62) 36.79
2017 36.09 (0.17) 9.20 9.03 — (1.67) (1.67) 43.45
Class
C
2022(f) 20.95 (0.07) (4.14) (4.21) — (10.16) (10.16) 6.58
2021 19.42 (0.31) 6.87 6.56 — (5.03) (5.03) 20.95
2020 22.20 (0.18) 4.74 4.56 — (7.34) (7.34) 19.42
2019 26.85 (0.24) 2.08 1.84 — (6.49) (6.49) 22.20
2018 33.94 (0.36) 0.89 0.53 — (7.62) (7.62) 26.85
2017 28.74 (0.36) 7.23 6.87 — (1.67) (1.67) 33.94
Class
R6
2022(f) 58.90 (0.07) (15.95) (16.02) — (10.16) (10.16) 32.72
2021 46.46 (0.27) 17.74 17.47 — (5.03) (5.03) 58.90
2020 43.07 0.03 10.70 10.73 — (7.34) (7.34) 46.46
2019 44.94 0.01 4.61 4.62 — (6.49) (6.49) 43.07
2018 51.24 (0.05) 1.37 1.32 — (7.62) (7.62) 44.94
2017 42.11 (0.02) 10.82 10.80 — (1.67) (1.67) 51.24
Class
I
2022(f) 57.74 (0.09) (15.58) (15.67) — (10.16) (10.16) 31.91
2021 45.67 (0.31) 17.41 17.10 — (5.03) (5.03) 57.74
2020 42.49 (0.01) 10.53 10.52 — (7.34) (7.34) 45.67
2019 44.49 (0.05) 4.54 4.49 — (6.49) (6.49) 42.49
2018 50.85 (0.12) 1.38 1.26 — (7.62) (7.62) 44.49
2017 41.87 (0.08) 10.73 10.65 — (1.67) (1.67) 50.85
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended April 30, 2022.
(g)
Annualized.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended October 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
(31.35) % (31.35) % $ 159,367 1.24% (g) 1.17% (g) (0.70) % (g) (0.73) % (g) 36%
38.97 N/A 252,552 1.20 1.17 (0.84) (0.86) 89
28.09 N/A 185,219 1.24 1.17 (0.29) (0.30) 89
13.43 N/A 172,912 1.24 1.17 (0.35) N/A 90
2.35 N/A 196,212 1.23 1.17 (0.51) N/A 106
25.89 N/A 250,908 1.23 1.17 (0.43) N/A 136
(31.67) (31.67) 3,039 1.99 (g) 1.92 (g) (1.45) (g) (1.48) (g) 36
38.00 N/A 4,604 1.96 1.92 (1.57) (1.59) 89
27.07 N/A 5,208 1.99 1.92 (1.04) (1.05) 89
12.58 N/A 5,664 2.00 1.92 (1.11) N/A 90
1.60 N/A 7,936 1.98 1.92 (1.25) N/A 106
24.95 N/A 16,278 1.98 1.92 (1.18) N/A 136
(31.26) (31.26) 22,881 0.88 (g) 0.81 (g) (0.34) (g) (0.37) (g) 36
39.45 N/A 31,945 0.86 0.83 (0.50) (0.52) 89
28.54 N/A 28,966 0.88 0.81 0.06 0.05 89
13.85 N/A 26,329 0.86 0.79 0.02 N/A 90
2.75 N/A 56,250 0.84 0.78 (0.11) N/A 106
26.41 N/A 72,703 0.84 0.78 (0.03) N/A 136
(31.28) (31.28) 92,900 0.99 (g) 0.92 (g) (0.45) (g) (0.48) (g) 36
39.31 N/A 164,813 0.95 0.92 (0.58) (0.60) 89
28.38 N/A 150,875 0.99 0.92 (0.03) (0.04) 89
13.73 N/A 165,663 1.00 0.92 (0.12) N/A 90
2.61 N/A 331,728 0.98 0.92 (0.26) N/A 106
26.20 N/A 425,158 0.98 0.92 (0.18) N/A 136

Financial Highlights
(continued)
Mid Cap Value
The Fund's fiscal year end is October 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 56.38 $ 0.18 $ (1.41) $ (1.23) $ (0.35) $ (2.56) $ (2.91) $ 52.24
2021 36.53 0.29 20.01 20.30 (0.45) — (0.45) 56.38
2020 41.07 0.43 (4.59) (4.16) (0.38) — (0.38) 36.53
2019 38.91 0.40 3.29 3.69 (0.09) (1.44) (1.53) 41.07
2018 42.32 0.29 (0.46) (0.17) (0.26) (2.98) (3.24) 38.91
2017 35.23 0.26 8.17 8.43 (0.32) (1.02) (1.34) 42.32
Class
C
2022(f) 52.74 (0.02) (1.32) (1.34) (0.32) (2.56) (2.88) 48.52
2021 34.21 (0.09) 18.79 18.70 (0.17) — (0.17) 52.74
2020 38.49 0.14 (4.34) (4.20) (0.08) — (0.08) 34.21
2019 36.73 0.11 3.09 3.20 — (1.44) (1.44) 38.49
2018 40.17 (—)(h) (0.46) (0.46) — (2.98) (2.98) 36.73
2017 33.50 (0.03) 7.78 7.75 (0.06) (1.02) (1.08) 40.17
Class
R6
2022(f) 56.81 0.28 (1.43) (1.15) (0.35) (2.56) (2.91) 52.75
2021 36.78 0.49 20.13 20.62 (0.59) — (0.59) 56.81
2020 41.32 0.57 (4.59) (4.02) (0.52) — (0.52) 36.78
2019 39.10 0.55 3.30 3.85 (0.19) (1.44) (1.63) 41.32
2018(i) 42.86 0.11 (3.87) (3.76) — — — 39.10
Class
I
2022(f) 56.64 0.25 (1.43) (1.18) (0.35) (2.56) (2.91) 52.55
2021 36.69 0.41 20.09 20.50 (0.55) — (0.55) 56.64
2020 41.24 0.52 (4.59) (4.07) (0.48) — (0.48) 36.69
2019 39.08 0.51 3.28 3.79 (0.19) (1.44) (1.63) 41.24
2018 42.49 0.40 (0.47) (0.07) (0.36) (2.98) (3.34) 39.08
2017 35.36 0.36 8.20 8.56 (0.41) (1.02) (1.43) 42.49
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended April 30, 2022.
(g)
Annualized.
(h)
Value rounded to zero.
(i)
For the period June 20, 2018 (commencement of operations) through October 31, 2018.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended October 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
(2.33) % (2.33) % $ 68,618 1.22% (g) 1.16% (g) 0.67% (g) 0.66% (g) 21%
55.98 55.96 73,571 1.28 1.16 0.59 0.58 31
(10.26) (10.26) 41,258 1.27 1.17 1.16 1.15 56
10.19 N/A 55,467 1.27 1.17 1.04 N/A 46
(0.65) N/A 51,202 1.31 1.17 0.69 N/A 49
24.43 N/A 40,319 1.32 1.17 0.67 N/A 43
(2.70) (2.70) 5,902 1.97 (g) 1.91 (g) (0.09) (g) (0.10) (g) 21
54.80 54.78 6,026 2.03 1.91 (0.20) (0.21) 31
(10.94) (10.94) 4,649 2.02 1.92 0.40 0.39 56
9.39 N/A 7,631 2.02 1.92 0.30 N/A 46
(1.41) N/A 6,899 2.06 1.92 —(h) N/A 49
23.52 N/A 7,474 2.07 1.92 (0.08) N/A 43
(2.16) (2.16) 28,062 0.84 (g) 0.79 (g) 1.01 (g) 1.00 (g) 21
56.59 56.57 26,190 0.87 0.75 0.99 0.98 31
(9.91) (9.91) 16,762 0.89 0.78 1.54 1.53 56
10.63 N/A 19,481 0.87 0.77 1.39 N/A 46
(8.77) N/A 958 0.93 (g) 0.79 (g) 0.71 (g) N/A 49
(2.22) (2.22) 322,077 0.97 (g) 0.91 (g) 0.90 (g) 0.89 (g) 21
56.35 56.33 298,350 1.03 0.91 0.83 0.82 31
(10.03) (10.03) 214,089 1.02 0.92 1.41 1.40 56
10.48 N/A 250,717 1.02 0.92 1.30 N/A 46
(0.40) N/A 139,841 1.07 0.92 0.95 N/A 49
24.75 N/A 57,365 1.07 0.92 0.92 N/A 43

Financial Highlights
(continued)
Small Cap Growth Opportunities
The Fund's fiscal year end is October 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 34.74 $ (0.11) $ (7.62) $ (7.73) $ — $ (6.50) $ (6.50) $ 20.51
2021 27.35 (0.28) 11.44 11.16 (0.01) (3.76) (3.77) 34.74
2020 20.96 (0.18) 6.57 6.39 — — — 27.35
2019 23.54 (0.14) 0.84 0.70 — (3.28) (3.28) 20.96
2018 24.78 (0.17) 1.94 1.77 — (3.01) (3.01) 23.54
2017 19.90 (0.16) 5.14 4.98 — (0.10) (0.10) 24.78
Class
C
2022(f) 23.23 (0.13) (4.61) (4.74) — (6.50) (6.50) 11.99
2021 19.44 (0.35) 7.90 7.55 — (3.76) (3.76) 23.23
2020 15.01 (0.25) 4.68 4.43 — — — 19.44
2019 18.01 (0.21) 0.49 0.28 — (3.28) (3.28) 15.01
2018 19.79 (0.27) 1.50 1.23 — (3.01) (3.01) 18.01
2017 16.02 (0.26) 4.13 3.87 — (0.10) (0.10) 19.79
Class
R6
2022(f) 43.84 (0.08) (9.99) (10.07) — (6.50) (6.50) 27.27
2021 33.69 (0.15) 14.22 14.07 (0.16) (3.76) (3.92) 43.84
2020 25.69 (0.07) 8.07 8.00 — — — 33.69
2019 27.88 (0.05) 1.14 1.09 — (3.28) (3.28) 25.69
2018 28.72 (0.10) 2.27 2.17 — (3.01) (3.01) 27.88
2017 22.96 (0.08) 5.94 5.86 — (0.10) (0.10) 28.72
Class
I
2022(f) 43.39 (0.11) (9.86) (9.97) — (6.50) (6.50) 26.92
2021 33.38 (0.25) 14.11 13.86 (0.09) (3.76) (3.85) 43.39
2020 25.51 (0.14) 8.01 7.87 — — — 33.38
2019 27.79 (0.10) 1.10 1.00 — (3.28) (3.28) 25.51
2018 28.66 (0.13) 2.27 2.14 — (3.01) (3.01) 27.79
2017 22.94 (0.12) 5.94 5.82 — (0.10) (0.10) 28.66
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended April 30, 2022.
(g)
Annualized.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended October 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
(26.38) % (26.38) % $ 42,238 1.34% (g) 1.21% (g) (0.88) % (g) (0.91) % (g) 37%
43.38 43.35 59,901 1.33 1.21 (0.88) (0.91) 97
30.55 30.55 41,683 1.42 1.22 (0.77) (0.78) 105
5.47 N/A 34,249 1.39 1.23 (0.68) N/A 104
7.89 N/A 36,452 1.38 1.24 (0.72) N/A 139
25.07 N/A 34,934 1.41 1.30 (0.69) N/A 95
(26.64) (26.64) 1,439 2.09 (g) 1.96 (g) (1.63) (g) (1.66) (g) 37
42.27 42.24 2,248 2.08 1.96 (1.62) (1.65) 97
29.51 29.51 2,158 2.17 1.97 (1.52) (1.53) 105
4.74 N/A 1,631 2.14 1.98 (1.43) N/A 104
7.05 N/A 2,141 2.13 1.99 (1.46) N/A 139
24.21 N/A 2,181 2.16 2.05 (1.44) N/A 95
(26.22) (26.22) 584 0.92 (g) 0.79 (g) (0.46) (g) (0.49) (g) 37
43.98 43.95 590 0.93 0.81 (0.39) (0.42) 97
31.14 31.14 1,038 0.98 0.78 (0.26) (0.27) 105
6.13 N/A 144 1.01 0.85 (0.19) N/A 104
8.24 N/A 14,475 1.03 0.88 (0.35) N/A 139
25.56 N/A 19,108 1.04 0.93 (0.32) N/A 95
(26.27) (26.27) 149,585 1.09 (g) 0.96 (g) (0.64) (g) (0.67) (g) 37
43.74 43.71 305,544 1.08 0.96 (0.62) (0.65) 97
30.81 30.81 168,931 1.17 0.97 (0.51) (0.52) 105
5.78 N/A 172,242 1.13 0.98 (0.41) N/A 104
8.14 N/A 56,194 1.13 0.99 (0.46) N/A 139
25.41 N/A 43,557 1.16 1.05 (0.44) N/A 95

Financial Highlights
(continued)
Small Cap Select
The Fund's fiscal year end is October 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 11.89 $ (—)(g) $ (1.82) $ (1.82) $ — $ (1.89) $ (1.89) $ 8.18
2021 7.83 (0.03) 4.23 4.20 (—)(g) (0.14) (0.14) 11.89
2020 7.71 (—)(g) 0.13 0.13 (0.01) — (0.01) 7.83
2019 9.26 (—)(g) 0.28 0.28 (—)(g) (1.83) (1.83) 7.71
2018 10.13 (0.01) 0.35 0.34 — (1.21) (1.21) 9.26
2017 9.21 (0.02) 1.97 1.95 (0.01) (1.02) (1.03) 10.13
Class
C
2022(f) 6.30 (0.02) (0.83) (0.85) — (1.89) (1.89) 3.56
2021 4.23 (0.06) 2.27 2.21 — (0.14) (0.14) 6.30
2020 4.19 (0.03) 0.07 0.04 — — — 4.23
2019 6.00 (0.03) 0.05 0.02 — (1.83) (1.83) 4.19
2018 7.02 (0.05) 0.24 0.19 — (1.21) (1.21) 6.00
2017 6.70 (0.06) 1.40 1.34 — (1.02) (1.02) 7.02
Class
R6
2022(f) 16.26 0.02 (2.59) (2.57) — (1.89) (1.89) 11.80
2021 10.66 0.01 5.77 5.78 (0.04) (0.14) (0.18) 16.26
2020 10.49 0.03 0.20 0.23 (0.06) — (0.06) 10.66
2019 11.87 0.04 0.44 0.48 (0.03) (1.83) (1.86) 10.49
2018(i) 11.82 0.02 0.03 0.05 — — — 11.87
Class
I
2022(f) 16.21 0.01 (2.58) (2.57) — (1.89) (1.89) 11.75
2021 10.63 (0.01) 5.76 5.75 (0.03) (0.14) (0.17) 16.21
2020 10.46 0.02 0.19 0.21 (0.04) — (0.04) 10.63
2019 11.85 0.03 0.44 0.47 (0.03) (1.83) (1.86) 10.46
2018 12.60 0.03 0.43 0.46 — (1.21) (1.21) 11.85
2017 11.24 0.01 2.40 2.41 (0.03) (1.02) (1.05) 12.60
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended April 30, 2022.
(g)
Value rounded to zero.
(h)
Annualized.
(i)
For the period February 28, 2018 (commencement of operations) through October 31, 2018.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended October 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
(17.74) % (17.74) % $ 58,673 1.40% (h) 1.24% (h) (0.06) % (h) (0.13) % (h) 33%
54.06 54.00 78,047 1.39 1.24 (0.30) (0.34) 91
1.70 1.70 49,513 1.48 1.24 (0.05) (0.07) 90
6.95 N/A 55,849 1.42 1.24 0.01 N/A 70
3.48 N/A 60,930 1.43 1.24 (0.06) N/A 95
21.76 N/A 67,405 1.41 1.33 (0.16) N/A 66
(18.17) (18.17) 981 2.15 (h) 1.99 (h) (0.81) (h) (0.88) (h) 33
52.95 52.89 1,289 2.14 1.99 (1.05) (1.09) 91
0.95 0.95 807 2.23 1.99 (0.78) (0.80) 90
6.09 N/A 1,029 2.17 1.99 (0.74) N/A 70
2.78 N/A 1,436 2.18 1.99 (0.81) N/A 95
20.75 N/A 4,913 2.16 2.09 (0.91) N/A 66
(17.57) (17.57) 2,447 1.01 (h) 0.85 (h) 0.33 (h) 0.26 (h) 33
54.60 54.54 2,791 1.03 0.87 0.06 0.02 91
2.15 2.15 1,994 1.09 0.86 0.32 0.30 90
7.22 N/A 2,070 1.03 0.85 0.36 N/A 70
0.42 N/A 6,532 1.03 (h) 0.85 (h) 0.24 (h) N/A 95
(17.63) (17.63) 62,427 1.15 (h) 0.99 (h) 0.19 (h) 0.12 (h) 33
54.43 54.37 74,479 1.14 0.99 (0.04) (0.08) 91
2.00 2.00 31,341 1.23 0.99 0.19 0.17 90
7.13 N/A 30,109 1.17 0.99 0.26 N/A 70
3.77 N/A 37,420 1.18 0.99 0.21 N/A 95
22.03 N/A 49,150 1.16 1.08 0.09 N/A 66

Financial Highlights
(continued)
Small Cap Value
The Fund's fiscal year end is October 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 28.36 $ 0.08 $ (1.79) $ (1.71) $ (0.15) $ — $ (0.15) $ 26.50
2021 17.30 0.04 11.09 11.13 (0.07) — (0.07) 28.36
2020 22.19 0.09 (4.77) (4.68) (0.21) — (0.21) 17.30
2019 22.96 0.18 (0.17) 0.01 (0.13) (0.65) (0.78) 22.19
2018 25.19 0.12 (2.15) (2.03) (0.10) (0.10) (0.20) 22.96
2017 20.98 0.11 4.70 4.81 (0.09) (0.51) (0.60) 25.19
Class
C
2022(f) 23.68 (0.02) (1.49) (1.51) (0.13) — (0.13) 22.04
2021 14.51 (0.13) 9.30 9.17 — — — 23.68
2020 18.62 (0.04) (4.03) (4.07) (0.04) — (0.04) 14.51
2019 19.39 0.01 (0.13) (0.12) — (0.65) (0.65) 18.62
2018 21.36 (0.06) (1.81) (1.87) — (0.10) (0.10) 19.39
2017 17.92 (0.06) 4.01 3.95 — (0.51) (0.51) 21.36
Class
R6
2022(f) 29.55 0.15 (1.88) (1.73) (0.16) — (0.16) 27.66
2021 18.02 0.12 11.57 11.69 (0.16) — (0.16) 29.55
2020 23.09 0.15 (4.93) (4.78) (0.29) — (0.29) 18.02
2019 23.83 0.29 (0.18) 0.11 (0.20) (0.65) (0.85) 23.09
2018 26.09 0.23 (2.22) (1.99) (0.17) (0.10) (0.27) 23.83
2017 21.71 0.21 4.84 5.05 (0.16) (0.51) (0.67) 26.09
Class
I
2022(f) 29.41 0.12 (1.86) (1.74) (0.16) — (0.16) 27.51
2021 17.93 0.11 11.49 11.60 (0.12) — (0.12) 29.41
2020 23.00 0.16 (4.96) (4.80) (0.27) — (0.27) 17.93
2019 23.79 0.24 (0.18) 0.06 (0.20) (0.65) (0.85) 23.00
2018 26.09 0.19 (2.22) (2.03) (0.17) (0.10) (0.27) 23.79
2017 21.70 0.17 4.88 5.05 (0.15) (0.51) (0.66) 26.09
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended April 30, 2022.
(g)
Annualized.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended October 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 6 .07 ) % ( 6 .07 ) % $ 121,901 1 .24% (g) 1 .20% (g) 0 .59% (g) 0 .57% (g) 18%
64 .47 64 .41 138,585 1 .25 1 .20 0 .16 0 .12 36
( 21 .33 ) ( 21 .33 ) 105,402 1 .30 1 .20 0 .48 0 .46 30
0 .44 N/A 213,819 1 .28 1 .20 0 .81 N/A 31
( 8 .12 ) N/A 291,122 1 .24 1 .20 0 .47 N/A 35
23 .06 N/A 326,495 1 .26 1 .22 0 .46 N/A 29
( 6 .44 ) ( 6 .44 ) 23,781 1 .99 (g) 1 .95 (g) ( 0 .15 ) (g) ( 0 .17 ) (g) 18
63 .20 63 .14 28,500 2 .00 1 .95 ( 0 .62 ) ( 0 .66 ) 36
( 21 .93 ) ( 21 .93 ) 22,263 2 .05 1 .95 ( 0 .28 ) ( 0 .30 ) 30
( 0 .28 ) N/A 45,920 2 .03 1 .95 0 .07 N/A 31
( 8 .80 ) N/A 70,077 1 .99 1 .95 ( 0 .28 ) N/A 35
22 .14 N/A 71,902 2 .01 1 .97 ( 0 .29 ) N/A 29
( 5 .90 ) ( 5 .90 ) 154,623 0 .86 (g) 0 .82 (g) 0 .99 (g) 0 .97 (g) 18
65 .14 65 .08 182,835 0 .85 0 .81 0 .45 0 .41 36
( 21 .01 ) ( 21 .01 ) 85,491 0 .86 0 .76 0 .81 0 .79 30
0 .90 N/A 133,071 0 .83 0 .75 1 .26 N/A 31
( 7 .73 ) N/A 121,943 0 .82 0 .78 0 .86 N/A 35
23 .40 N/A 52,508 0 .85 0 .81 0 .86 N/A 29
( 5 .97 ) ( 5 .97 ) 304,243 0 .99 (g) 0 .95 (g) 0 .85 (g) 0 .83 (g) 18
64 .91 64 .85 371,179 1 .00 0 .95 0 .42 0 .38 36
( 21 .14 ) ( 21 .14 ) 457,676 1 .05 0 .95 0 .81 0 .79 30
0 .69 N/A 1,228,912 1 .03 0 .95 1 .06 N/A 31
( 7 .88 ) N/A 1,812,444 0 .99 0 .95 0 .71 N/A 35
23 .40 N/A 1,444,587 1 .01 0 .97 0 .70 N/A 29

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of
1940, (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Value Fund (“Dividend Value”), Nuveen Large Cap Select Fund
(“Large Cap Select”), Nuveen Mid Cap Growth Opportunities Fund (“Mid Cap Growth Opportunities”), Nuveen Mid Cap Value Fund (“Mid Cap
Value”), Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities”), Nuveen Small Cap Select Fund (“Small Cap Select”)
and Nuveen Small Cap Value Fund (“Small Cap Value”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period
The end of the reporting period for the Funds is April 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC (the Sub-Adviser), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its directors or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair

Notes to Financial Statements
(Unaudited) (continued)
value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the
Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or
2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 3,518,549,555 $ – $ – $ 3,518,549,555
Short-Term Investments:
Repurchase Agreements – 16,274,663 – 16,274,663
Total
$ 3,518,549,555 $ 16,274,663 $ – $ 3,534,824,218
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 39,707,356 $ – $ – $ 39,707,356
Short-Term Investments:
Repurchase Agreements – 139,617 – 139,617
Total
$ 39,707,356 $ 139,617 $ – $ 39,846,973
Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 275,598,671 $ – $ – $ 275,598,671
Short-Term Investments:
Repurchase Agreements – 3,203,419 – 3,203,419
Total
$ 275,598,671 $ 3,203,419 $ – $ 278,802,090
Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 417,357,030 $ – $ – $ 417,357,030
Short-Term Investments:
Repurchase Agreements – 9,355,595 – 9,355,595
Total
$ 417,357,030 $ 9,355,595 $ – $ 426,712,625
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 188,377,650 $ – $ 591** $ 188,378,241
Short-Term Investments:
Repurchase Agreements – 4,313,095 – 4,313,095
Total
$ 188,377,650 $ 4,313,095 $ 591 $ 192,691,336
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 123,449,585 $ – $ – $ 123,449,585
Short-Term Investments:
Repurchase Agreements – 981,409 – 981,409
Total
$ 123,449,585 $ 981,409 $ – $ 124,430,994
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 599,059,697 $ – $ – $ 599,059,697
Short-Term Investments:
Repurchase Agreements – 6,397,943 – 6,397,943
Total
$ 599,059,697 $ 6,397,943 $ – $ 605,457,640
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, none of the Funds had outstanding loaned securities.
Investment Transactions
Long-term purchases and sales (excluding investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Value Fixed Income Clearing Corporation $ 16,274,663 $16,600,203
Large Cap Select Fixed Income Clearing Corporation 139,617 142,438
Mid Cap Growth Opportunities Fixed Income Clearing Corporation 3,203,419 3,267,570
Mid Cap Value Fixed Income Clearing Corporation 9,355,595 9,542,761
Small Cap Growth Opportunities Fixed Income Clearing Corporation 4,313,095 4,399,419
Small Cap Select Fixed Income Clearing Corporation 981,409 1,001,071
Small Cap Value Fixed Income Clearing Corporation 6,397,943 6,525,967
Fund
Purchases Sales
Dividend Value
$ 1,457,277,085 $ 1,821,974,494
Large Cap Select
18,704,070 25,694,202
Mid Cap Growth Opportunities
128,991,072 171,963,815
Mid Cap Value
115,515,722 87,789,114
Small Cap Growth Opportunities
109,009,831 196,991,744
Small Cap Select
47,785,643 53,376,618
Small Cap Value
119,341,581 191,064,674

Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Notes to Financial Statements
(Unaudited) (continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
4/30/22
Year Ended
10/31/21
Dividend Value Shares Amount Shares Amount
Shares issued in the reorganization:
Class A — $— 14,146,957 $187,318,787
Class C — — 627,042 8,132,038
Class R3
(1)
— — 6,476 85,328
Class R6 — — 14,338 194,379
Class I — — 3,185,887 42,798,951
Shares sold:
Class A 1,031,949 15,438,422 1,157,239 16,979,040
Class A - automatic conversion of Class C Shares 319 4,990 3,324 50,053
Class A - automatic conversion of Class R3 Shares — — 1,332,443 21,279,107
Class C 59,445 873,662 112,784 1,582,442
Class R3
(1)
— — 68,276 947,209
Class R6 5,984,112 91,908,270 62,937,672 830,353,866
Class I 736,925 11,322,137 2,337,677 34,982,056
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,191,513 32,934,571 280,701 4,152,919
Class C 83,952 1,231,054 5,462 79,594
Class R3
(1)
— — 6,554 94,479
Class R6 16,126,004 248,508,109 3,457,700 51,753,567
Class I 2,277,508 34,775,479 430,040 6,381,890
28,491,727 436,996,694 90,110,572 1,207,165,705
Shares redeemed:
Class A (1,695,657) (25,762,391) (3,593,966) (51,695,213)
Class C (211,995) (3,173,262) (755,345) (10,514,193)
Class C - automatic conversion to Class A Shares (326) (4,990) (3,395) (50,053)
Class R3
(1)
— — (210,384) (2,987,934)
Class R3 - automatic conversion to Class A Shares — — (1,339,151) (21,279,107)
Class R6 (26,357,863) (413,400,210) (49,365,807) (758,797,773)
Class I (4,937,169) (76,494,333) (12,324,980) (181,766,981)
(33,203,010) (518,835,186) (67,593,028) (1,027,091,254)
Net increase (decrease) (4,711,283) $(81,838,492) 22,517,544 $180,074,451
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.
Six Months Ended
4/30/22
Year Ended
10/31/21
Large Cap Select Shares Amount Shares Amount
Shares sold:
Class A 15,285 $560,779 47,307 $1,884,520
Class A - automatic conversion of Class C Shares 177 5,894 803 32,578
Class C 18,317 637,190 3,155 124,418
Class I 16,554 592,009 98,815 3,925,747
Shares issued to shareholders due to reinvestment of distributions:
Class A 149,832 5,603,128 5,571 202,130
Class C 12,082 405,648 191 6,335
Class I 56,363 2,132,555 2,381 87,138
268,610 9,937,203 158,223 6,262,866
Shares redeemed:
Class A (69,368) (2,634,103) (103,066) (4,038,382)
Class C (12,967) (414,134) (18,279) (705,300)
Class C - automatic conversion to Class A Shares (197) (5,894) (872) (32,578)
Class I (127,995) (4,447,231) (187,915) (7,515,427)
(210,527) (7,501,362) (310,132) (12,291,687)
Net increase (decrease) 58,083 $2,435,841 (151,909) $(6,028,821)

Six Months Ended
4/30/22
Year Ended
10/31/21
Mid Cap Growth Opportunities Shares Amount Shares Amount
Shares sold:
Class A 260,590 $6,633,139 349,354 $13,123,791
Class A - automatic conversion of Class C Shares 507 15,133 4,809 178,393
Class A - automatic conversion of Class R3 Shares — — 447,164 16,424,332
Class C 50,603 723,381 29,587 564,997
Class R3
(1)
— — 84,014 2,712,835
Class R6 66,367 2,680,175 61,828 3,280,240
Class I 225,041 8,981,689 545,230 28,289,772
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,194,153 59,834,565 743,887 26,593,930
Class C 285,143 2,457,930 71,611 1,294,017
Class R3
(1)
— — 92,472 2,853,671
Class R6 127,557 5,449,259 61,586 3,099,614
Class I 596,532 24,857,502 290,822 14,363,681
3,806,493 111,632,773 2,782,364 112,779,273
Shares redeemed:
Class A (871,276) (22,882,578) (899,736) (34,267,626)
Class C (92,053) (768,638) (140,092) (2,650,763)
Class C - automatic conversion to Class A Shares (1,354) (15,133) (9,512) (178,393)
Class R3
(1)
— — (213,377) (6,825,644)
Class R3 - automatic conversion to Class A Shares — — (518,609) (16,424,332)
Class R6 (37,029) (1,748,959) (204,447) (11,121,059)
Class I (764,289) (29,237,844) (1,285,241) (66,665,053)
(1,766,001) (54,653,152) (3,271,014) (138,132,870)
Net increase (decrease) 2,040,492 $56,979,621 (488,650) $(25,353,597)
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.
Six Months Ended
4/30/22
Year Ended
10/31/21
Mid Cap Value Shares Amount Shares Amount
Shares sold:
Class A 123,966 $6,784,080 176,017 $8,867,632
Class A - automatic conversion of Class R3 Shares — — 187,245 10,113,091
Class C 11,169 571,716 22,953 1,060,245
Class R3
(1)
— — 17,856 836,063
Class R6 144,957 7,980,423 246,011 12,833,710
Class I 1,375,521 75,608,959 1,081,377 52,902,284
Shares issued to shareholders due to reinvestment of distributions:
Class A 67,987 3,692,139 11,428 487,609
Class C 6,608 334,189 549 22,041
Class R3
(1)
— — 2,764 116,499
Class R6 24,810 1,358,844 6,084 260,623
Class I 262,023 14,302,538 67,471 2,885,751
2,017,041 110,632,888 1,819,755 90,385,548
Shares redeemed:
Class A (183,169) (10,090,390) (199,237) (9,909,199)
Class C (10,394) (527,657) (45,136) (2,078,476)
Class R3
(1)
— — (56,979) (2,644,646)
Class R3 - automatic conversion to Class A Shares — — (189,846) (10,113,091)
Class R6 (98,765) (5,474,692) (246,852) (12,721,605)
Class I (776,099) (42,609,420) (1,716,992) (84,876,683)
(1,068,427) (58,702,159) (2,455,042) (122,343,700)
Net increase (decrease) 948,614 $51,930,729 (635,287) $(31,958,152)
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
4/30/22
Year Ended
10/31/21
Small Cap Growth Opportunities Shares Amount Shares Amount
Shares sold:
Class A 104,225 $2,753,051 210,876 $6,782,987
Class A - automatic conversion of Class C Shares 8 172 18 595
Class A - automatic conversion of Class R3 Shares — — 59,678 1,904,933
Class C 9,549 164,410 21,766 478,657
Class R3
(1)
— — 17,583 512,385
Class R6 8,737 319,260 12,037 497,643
Class I 1,167,994 38,714,147 2,526,502 98,987,203
Shares issued to shareholders due to reinvestment of distributions:
Class A 413,406 10,880,846 193,026 5,656,110
Class C 39,478 609,146 20,943 413,003
Class R3
(1)
— — 8,983 241,104
Class R6 2,725 95,210 714 26,440
Class I 1,278,486 44,120,550 493,823 18,077,089
3,024,608 97,656,792 3,565,949 133,578,149
Shares redeemed:
Class A (182,876) (4,886,556) (263,294) (8,526,180)
Class C (25,763) (404,319) (56,949) (1,214,851)
Class C - automatic conversion to Class A Shares (14) (172) (27) (595)
Class R3
(1)
— — (19,883) (582,035)
Class R3 - automatic conversion to Class A Shares — — (65,193) (1,904,933)
Class R6 (3,515) (139,741) (30,080) (1,198,491)
Class I (3,931,207) (119,303,242) (1,040,703) (41,129,304)
(4,143,375) (124,734,030) (1,476,129) (54,556,389)
Net increase (decrease) (1,118,767) $(27,077,238) 2,089,820 $79,021,760
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.
Six Months Ended
4/30/22
Year Ended
10/31/21
Small Cap Select Shares Amount Shares Amount
Shares sold:
Class A 272,759 $2,744,232 623,191 $6,798,571
Class A - automatic conversion of Class C Shares 59 532 581 6,308
Class A - automatic conversion of Class R3 Shares — — 562,027 6,452,067
Class C 22,801 115,422 64,985 382,698
Class R3
(1)
— — 119,314 1,102,237
Class R6 45,989 610,480 59,689 857,317
Class I 1,340,591 18,966,655 2,660,201 39,466,942
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,256,268 12,110,428 89,710 844,247
Class C 96,076 404,482 5,098 25,593
Class R3
(1)
— — 12,626 103,624
Class R6 22,439 311,451 2,572 33,156
Class I 645,341 8,931,520 35,363 454,374
3,702,323 44,195,202 4,235,357 56,527,134
Shares redeemed:
Class A (920,804) (8,790,598) (1,032,915) (11,283,611)
Class C (48,082) (195,817) (55,152) (317,599)
Class C - automatic conversion to Class A Shares (133) (532) (1,091) (6,308)
Class R3
(1)
— — (157,731) (1,460,155)
Class R3 - automatic conversion to Class A Shares — — (647,148) (6,452,067)
Class R6 (32,735) (455,654) (77,588) (1,160,940)
Class I (1,267,868) (16,891,124) (1,048,813) (15,013,360)
(2,269,622) (26,333,725) (3,020,438) (35,694,040)
Net increase (decrease) 1,432,701 $17,861,477 1,214,919 $20,833,094

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.
Six Months Ended
4/30/22
Year Ended
10/31/21
Small Cap Value Shares Amount Shares Amount
Shares sold:
Class A 475,149 $13,569,876 1,113,245 $27,474,076
Class A - automatic conversion of Class R3 Shares — — 642,426 17,936,527
Class C 24,011 572,805 65,952 1,365,627
Class R3
(1)
— — 143,265 3,292,369
Class R6 831,923 24,761,113 6,135,359 149,052,959
Class I 902,754 26,662,153 5,117,952 127,784,449
Shares issued to shareholders due to reinvestment of distributions:
Class A 20,733 601,678 14,565 314,161
Class C 5,539 134,101 — —
Class R3
(1)
— — 1,116 23,543
Class R6 25,680 777,085 45,797 1,026,309
Class I 52,826 1,590,049 89,548 1,998,711
2,338,615 68,668,860 13,369,225 330,268,731
Shares redeemed:
Class A (781,873) (22,269,380) (2,975,907) (74,076,213)
Class C (154,248) (3,652,176) (397,010) (8,204,114)
Class R3
(1)
— — (458,512) (10,921,193)
Class R3 - automatic conversion to Class A Shares — — (657,497) (17,936,527)
Class R6 (1,454,791) (42,558,689) (4,737,760) (124,122,889)
Class I (2,517,707) (74,147,128) (18,107,716) (455,304,565)
(4,908,619) (142,627,373) (27,334,402) (690,565,501)
Net increase (decrease) (2,570,004) $(73,958,513) (13,965,177) $(360,296,770)
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Value
$ 3,128,494,243 $ 549,888,369 $ (143,558,394) $ 406,329,975
Large Cap Select
34,960,167 6,726,803 (1,839,997) 4,886,806
Mid Cap Growth Opportunities
288,433,155 38,215,640 (47,846,705) (9,631,065)
Mid Cap Value
336,178,799 100,871,108 (10,337,282) 90,533,826
Small Cap Growth Opportunities
174,657,172 34,266,669 (16,232,505) 18,034,164
Small Cap Select
115,286,827 21,472,743 (12,328,576) 9,144,167
Small Cap Value
521,263,634 120,875,070 (36,681,064) 84,194,006

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Value
$ 128,003,762 $ 158,926,666 $ 708,278,490 $ (18,126,456) $ — $ (303,844) $ 976,778,618
Large Cap Select
4,377,557 5,253,845 12,962,647 — — — 22,594,049
Mid Cap Growth
Opportunities
39,117,077 58,096,296 122,818,242 — — (85,618) 219,945,997
Mid Cap Value
2,452,049 18,333,563 130,849,159 — — (16,810) 151,617,961
Small Cap Growth
Opportunities
19,802,314 37,339,331 79,859,394 — — — 137,001,039
Small Cap Select
11,066,218 11,075,043 35,106,422 — — (24,278) 57,223,405
Small Cap Value
1,428,626 — 182,611,570 (273,873,416) — (64,474) (89,897,694)
Fund
Short-Term Long-Term Total
Dividend Value
1
$ 16,544,655 $ 1,581,801 $ 18,126,456
Large Cap Select
— — —
Mid Cap Growth Opportunities
— — —
Mid Cap Value
— — —
Small Cap Growth Opportunities
— — —
Small Cap Select
— — —
Small Cap Value
81,728,543 192,144,873 273,873,416
1
A portion of Dividend Value's capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
Dividend
Value
Large Cap
Select
Mid Cap
Growth
Opportunities
Mid Cap
Value
Small Cap
Growth
Opportunities
Small Cap
Select
Small Cap
Value
For the first $125 million 0.5000% 0.5000% 0.6000% 0.6000% 0.6500% 0.6500% 0.6500%
For the next $125 million 0.4875 0.4875 0.5875 0.5875 0.6375 0.6375 0.6375
For the next $250 million 0.4750 0.4750 0.5750 0.5750 0.6250 0.6250 0.6250
For the next $500 million 0.4625 0.4625 0.5625 0.5625 0.6125 0.6125 0.6125
For the next $1 billion 0.4500 0.4500 0.5500 0.5500 0.6000 0.6000 0.6000
For the next $3 billion 0.4250 0.4250 0.5250 0.5250 0.5750 0.5750 0.5750
For the next $2.5 billion 0.4000 0.4000 0.5000 0.5000 0.5500 0.5500 0.5500
For the next $2.5 billion 0.3875 0.3875 0.4875 0.4875 0.5375 0.5375 0.5375
For net assets over $10
billion 0.3750 0.3750 0.4750 0.4750 0.5250 0.5250 0.5250

The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level free rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund's assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of April 30, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2023, may be terminated or modified prior to that date only with the approval of the Board.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Dividend Value
0 .1685%
Large Cap Select
0 .2000%
Mid Cap Growth Opportunities
0 .2000%
Mid Cap Value
0 .1862%
Small Cap Growth Opportunities
0 .1833%
Small Cap Select
0 .2000%
Small Cap Value
0 .1624%
Fund Expense Cap
Expense Cap
Expiration Date
Dividend Value 0.74% July 31, 2023
Large Cap Select 0.80 July 31, 2023
Mid Cap Growth Opportunities 0.92 July 31, 2023
Mid Cap Value 0.92 July 31, 2023
Small Cap Growth Opportunities 0.99 July 31, 2023
Small Cap Select 0.99 July 31, 2023
Small Cap Value 0.99 July 31, 2023

Notes to Financial Statements
(Unaudited) (continued)
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Funds receive voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized as "Payment from affiliate" on the Statement of Operations, and any income due to the Funds as of the end of the reporting period is recognized as
“Receivable due from affiliate” on the Statement of Assets and Liabilities.
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Value
$ 1,393,519 $ 99,658,698 $ (2,362)
Large Cap Select
— 93,187 1,994
Mid Cap Growth Opportunities
— 1,844,600 (73,014)
Mid Cap Value
871,050 2,176,671 1,580,363
Small Cap Growth Opportunities
419,245 — —
Small Cap Select
— 191,139 75,736
Small Cap Value
— 781,680 394,047
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Value
$ 46,549 $ 41,301
Large Cap Select
5,475 4,860
Mid Cap Growth Opportunities
13,700 12,158
Mid Cap Value
43,581 39,233
Small Cap Growth Opportunities
9,885 8,653
Small Cap Select
8,316 7,324
Small Cap Value
26,685 23,757

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
Fund
Commission
Advances
Dividend Value
$ 4,673
Large Cap Select
2,474
Mid Cap Growth Opportunities
8,030
Mid Cap Value
11,142
Small Cap Growth Opportunities
342
Small Cap Select
862
Small Cap Value
6,263
Fund
12b-1 Fees
Retained
Dividend Value
$ 5,072
Large Cap Select
716
Mid Cap Growth Opportunities
3,451
Mid Cap Value
2,570
Small Cap Growth Opportunities
529
Small Cap Select
1,381
Small Cap Value
7,726
Fund
CDSC
Retained
Dividend Value
$ 1,684
Large Cap Select
70
Mid Cap Growth Opportunities
1,326
Mid Cap Value
4,328
Small Cap Growth Opportunities
2,227
Small Cap Select
43
Small Cap Value
1,704
Dividend
Value
Mid Cap
Value
TIAA —% —%*
TIAA-CREF Lifecycle Retirement Income Fund 1 —
TIAA-CREF Lifecycle 2010 Fund 1 —
TIAA-CREF Lifecycle 2015 Fund 2 —
TIAA-CREF Lifecycle 2020 Fund 4 —
TIAA-CREF Lifecycle 2025 Fund 7 —
TIAA-CREF Lifecycle 2030 Fund 9 —
TIAA-CREF Lifecycle 2035 Fund 10 —
TIAA-CREF Lifecycle 2040 Fund 14 —
TIAA-CREF Lifecycle 2045 Fund 10 —
TIAA-CREF Lifecycle 2050 Fund 8 —
TIAA-CREF Lifecycle 2055 Fund 4 —
TIAA-CREF Lifecycle 2060 Fund 1 —

Notes to Financial Statements
(Unaudited) (continued)
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
9. Subsequent Events
Conversion and Closure of Class C Shares
Class C Shares of Mid Cap Growth Opportunities, Small Cap Growth Opportunities and Small Cap Select will be converted to Class A Shares of such
Fund at the close of business on August 19, 2022.
Effective July 19, 2022, each Fund will stop accepting purchases of its Class C Shares from new investors and existing shareholders, except each
Fund will continue to issue Class C Shares upon the exchange of Class C Shares from another Nuveen mutual fund or for purposes of dividend reinvestment. The Funds reserve the right to modify the extent to which issuance of Class C shares is limited prior to the conversion. After the close of business on August 19, 2022, all outstanding Class C Shares of each Fund will be converted to Class A Shares of such Fund and Class C Shares will no longer be available after that date.
Expense Cap
During May 2022, the Board approved an extension of the Expense Cap limitation for the Funds to July 31, 2024.
Committed Line of Credit
During June 2022, the Participating Funds renewed the standby credit facility through June 2023. In conjunction with this renewal the commitment amount increased from $2.635 billion to $2.700 billion. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. All other terms remain unchanged.
TIAA-CREF Lifecycle 2065 Fund —* —
TIAA-CREF Lifestyle Aggressive Growth Fund 1 —
TIAA-CREF Lifestyle Conservative Fund —* —
TIAA-CREF Lifestyle Growth Fund 1 —
TIAA-CREF Lifestyle Income Fund —* —
TIAA-CREF Lifestyle Moderate Fund 1 —
TIAA-CREF Managed Allocation Fund 2 —
* Rounds to less than 1%

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Equity Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions. but do not reflect any applicable sales charges.
Lipper Large-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Large-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Mid-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Mid-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Small-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Market Capitalization:
The market capitalization of a company is equal to the number of the company’s common shares outstanding multiplied by the current price of the company’s stock.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Russell 1000® Value Index:
An index designed to measure the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Index:
An index designed to measure the performance of the small-cap segment of the U.S. equity universe. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Growth Index:
An index designed to measure the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Value Index:
An index designed to measure the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Russell Midcap® Growth Index:
An index designed to measure the performance of the mid-cap growth segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap® Value Index:
An index designed to measure the performance of the mid-cap value segment of the
U.S. equity universe, and includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes
500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization :
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-FCGO-0422D 2216993-INV-B-06/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: July 7, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: July 7, 2022